The Managers Funds
Semi-Annual Report
June 30, 2000
Income Equity Fund
Capital Appreciation Fund
Small Company Fund
Special Equity Fund
International Equity Fund
Emerging Markets Equity Fund
Bond Fund
Global Bond Fund
Short and Intermediate Bond Fund
We pick the talent.
You reap the results.
Letter to Shareholders .................................. 1
The Managers Funds Performance............ 3
Complete performance table for all of The Managers Funds
as of June 30, 2000
Fund Snapshots ............................................. 4
Equity Funds' top ten holdings, industry weightings and
country breakdown at June 30, 2000
Schedules of Portfolio Investments .......... 7
Detailed portfolio listings by security type and industry
sector, as valued at June 30, 2000
Financial Statements
Statements of Assets and Liabilities ...................... 26
Fund balance sheets, Net Asset Value (NAV) per share
computation and cumulative undistributed amounts
Statements of Operations ...................................... 28
Detail of sources of income, fund expenses, and real-ized
and unrealized gains (losses) during the period
Statements of Changes in Net Assets ................... 30
Detail of changes in fund assets and distributions to
shareholders for the past two periods
Financial Highlights .................................... 34
Historical net asset values, distributions, total returns,
expense ratios, turnover ratios and total net assets for
each fund
Notes to Financial Statements.................... 39
Accounting and distribution policies, details of agree-ments and transactions with fund management and
description of certain investment risks
Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal
Reserve Board, or any governmental agency.
Founded in 1983, The
Managers Funds offers
individual and institutional
investors the experience
and discipline of some of
the world's most highly
regarded investment
professionals.
Table of Contents
1
Letter to Shareholders
Dear Fellow Shareholder:
Although the turn of the calendar over to the year 2000 went rather smoothly for most of the world, the financial markets have been anything but smooth throughout the first half of 2000. Uncertainty about the rate of inflation, the sustainability of corporate profit growth and the actions of the Federal Reserve Board ("the Fed") to slow the economy and tame the stock markets have all contributed to creating one of the most volatile market environments ever.
The domestic stock market began the year in much the same way that it finished 1999, with huge variations in returns between "types" of stocks and seemingly broad investment indices. For example, while small capitalization stocks, as measured by the Russell 2000 index, had risen almost 11% into mid-March, the Dow Jones Industrial Average had lost more than 11%. Investors focused almost exclusively on New Economy stocks while all but ignoring others. The tide turned sharply in late March, however, as the Fed's effort to cool the economy had an effect. Investors also began to worry that many of the newest new economy companies might not be able to survive their early unprofitable stages long enough to make it into the black. As a result, stocks of companies in technology, media and telecom-munication businesses ("TMT stocks") fell sharply in late March and April. Given the meteoric rise of TMT stocks in the previous months, a sharp correction was not all that surprising.
Many investment pundits and economists believe that the wealth effect created by strong stock market returns over the past few years has been significant in supporting consumer spending and thus eco-nomic growth. Because of this, there has been concern that any severe break in stock prices would reverse the virtuous economic cycle that we have been experiencing and send the economy into a downward spiral. This doesn't seem to have happened. While anecdotal evidence suggests that the economy is slowing, it doesn't seem to be in any danger of reversing.
Due to a number of cross currents, the fixed-income markets were also very active throughout the period. In its effort to control inflation and maintain economic growth within a sustainable rate, the Fed raised the Fed Funds Target and Discount Rates three times for a total of one full percentage point during the first half of 2000. Meanwhile, the Federal Government proceeded to buy back 30-year U.S.
Treasury bonds, which drove the price of those securities higher and thus the effective yields lower. The Treasury also announced that it will reduce the amount of debt it issues going forward. As a result, the yield curve for Treasury securities has moved into what is known as an inverted shape where short-term Treasuries provide a higher yield than do long-term securities. In addition to the Government's monetary policy actions, Congress began to debate whether or not the Federal government should continue to guarantee debt issued by Government Sponsored
Entities such as GNMA. Although the debate is unlikely to yield any decisions soon, the uncertainty weakened confidence in agency securities, which also spread to other investment grade debt as well.
What all of this meant for investors during the period was that short-term debt securities performed well because, as they matured, investors were able to reinvest at higher rates. Long-term Treasury securities also performed well because their coupons remained stable while their prices rose. Mean-while, investors holding medium-term securities, particularly corporate issues, realized no benefit from rising rates while the prices of their securities were flat or drifted lower. Along with the markets, The Managers Funds made a few significant changes during the first half of 2000. In an effort to better diversify the management styles of the two sub-advisors of Managers Income Equity Fund, we replaced one of the Fund's sub-advisors, Scudder Kemper Investments, Inc., with Armstrong Shaw
Associates Inc. Jeff Shaw and his investment team at Armstrong Shaw have been successfully managing mid- and large-capitalization equity portfolios with an "absolute value" invest-ment philosophy since 1984.

Within Managers International Equity Fund we have added a third sub-advisor, Mastholm Asset Man-agement, L.L.C., to whom we are gradually raising the allocation to a target of one third of the Fund's assets. Mastholm, formed in 1997, combines the talents of three portfolio managers who have devel-oped their international growth equity investment discipline over the last 15 years.
In late June, we added a brand new Fund to our family, Managers Small Company Fund. This Fund combines the portfolios of two sub-advisors.
HLM Management Co., Inc. is a team oriented "emerging growth" manager that has been managing exclusively small- capitalization and private equity portfolios since 1983. Kalmar Investment Advisors, Inc. has been managing small company portfolios since 1982, using a "Growth with Value" philosophy developed by founder Ford Draper Jr..
In addition, on August 1 st , we expanded our family of funds by acquiring three new funds, Managers Short Duration Government Fund, Managers Intermediate Duration Government Fund, and Managers
U.S. Stock Market Plus Fund. All three Funds are currently being sub-advised by Smith Breeden Associ-ates, Inc., a well respected, privately owned institutional investment manager that specializes in manag-ing fixed-income securities. The largest of the new Funds is Managers U.S. Stock Market Plus Fund, an enhanced index fund intended to mimic the performance of the S&P 500 index while utilizing the fixed income talents of Smith Breeden Associates, Inc. to add value.
A more in-depth description of all of our portfolio managers, including the new additions, is available on our recently improved internet website, www.managersfunds.com. In addition, the performance results of all of our Funds are listed in a table on the following page.
As always, should you have any questions on this Semi-Annual Report, please feel free to contact us at 1-800-835-3879. We thank you for your continued investment in The
Managers Funds.
Sincerely,
Peter M. Lebovitz
President
The Managers Funds
Thomas G. Hoffman, CFA
Director of Research
The Managers Funds LLC



The Managers Funds Performance (unaudited)
All periods ended June 30, 2000
 Average Annual Total Returns (a)

Equity Funds:			Six Months		1 Year
3 Years		5 Years		10 Years		Since Inception
Inception Date		Morningstar Rating (b)
Income Equity			(0.18)%		(6.42)%	0.00%	8.69%
0.00%	14.84%	0.00%	12.83%	0.00%	13.95%		Oct. '84
PPP
Capital Appreciation			0.00%		59.97%	0.00%
	50.76%	0.00%	35.61%	0.00%	23.97%	0.00%	21.23%
	Jun. '84		PPPPP
Small Company (c)			__		__
	__		__		__		(0.20)%
	Jun. '00		N/A

Special Equity			12.72%		55.37%	0.00%	25.38%
	0.00%	26.23%	0.00%	20.47%	0.00%	18.30%		Jun. '84
	PPPPP
International Equity			(3.53)%		13.82%	0.00%
10.80%	0.00%	13.30%	0.00%	11.68%	0.00%	13.99%		Dec. '85
	PPPP
Emerging Markets
Equity		(8.17)%		27.32%		__		__
__		13.41%		Feb. '98		N/A


Income Funds:
Bond			4.97%		4.12%	0.00%	6.08%	0.00%
	7.27%	0.00%	9.02%	0.00%	10.27%		Jun. '84
	PPPP
Global Bond			(2.98)%		(3.42)%		1.99%
	0.00%	2.02%		__		3.99%		Mar. '94
	P

Short & Intermediate
Bond		1.99%		3.23%	0.00%	4.33%	0.00%	5.13%
0.00%	6.26%	0.00%	7.67%		Jun. '84		PPPP
Money Market			2.86%		5.49%	0.00%	5.25%
0.00%	5.27%	0.00%	4.71%	0.00%	5.82%		Jun. '84
	N/A

Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. For a Prospectus including fees and expenses, please visit our website at www.managersfunds.com, or call The Managers Funds LLC at
(800) 835-3879 or your investment adviser. Read the prospectus carefully before you invest. The Managers Funds are distributed by The Managers Funds LLC, a NASD member.
(a)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

(b)	Morningstar proprietary ratings reflect historical risk-adjusted performance as of 06/30/00 and are subject to change every month. The ratings are calculated from the Funds' three-, five- and ten-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds rated, other than the International Equity Fund, were rated against 3,642, 2,328 and 783 equity funds, the International Equity Fund was rated against 1,148, 701 and 141 international equity funds, and each of the Income Funds were rated against 1,684, 1,287 and 381 taxable fixed-income funds.  The top ten percent of the funds in an investment class receive five stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive
2 stars and the bottom 10% receive 1 star.
(c)	Small Company's return is since inception (June 19, 2000).



Managers Income Equity Fund
Top Ten Holdings			 Industry Weightings
% Fund
Chase Manhattan Corp.*	3.4%			Basic Materials	4.4%
Worldcom, Inc.	3.3 			Capital Goods	6.4
Freddie Mac	3.2 			Communication Services	7.8
American Home Products Corp.*	2.8 	Consumer Cyclicals	13.7
Citigroup, Inc.	2.7 			Consumer Staples	9.4
Kerr Mcgee Corp.	2.4 			Energy	8.5
Honeywell International, Inc.	2.3 	Financials	20.3
International Business Machines (IBM)	2.2 	Health Care	8.9
AT&T Corp., Liberty Media Group	2.2 	Technology	10.3
Comcast Corp., Special Class A, non-voting shares	2.0 	Utilities	6.3
				Other	4.0

Managers Capital Appreciation Fund
Top Ten Holdings	 Industry Weightings
% Fund
Viacom, Inc., Class B	3.8%		Capital Goods	1.1%
AT&T Corp., Liberty Media Group*3.2 Communication Services	12.9
Qwest Communications International, Inc.2.9 Consumer Cyclicals	7.1
Redback Networks, Inc.	2.8 	Consumer Staples	10.7
Nokia Corp., Sponsored ADR*	2.7 		Energy	1.1
Home Depot, Inc.*	2.4 	Financials	1.0
VoiceStream Wireless Corp.*	2.2 	Health Care	13.6
Costco Wholesale Corp.	2.1 	Technology	50.0
Nortel Networks Corp.	2.1 		Utilities	0.9
Sun Microsystems, Inc.*	2.0 		Other	1.6

Managers Small Company Fund
Top Ten Holdings		 Industry Weightings
% Fund
Keynote Systems, Inc.	2.4%			Basic Materials	1.6%
Pinnacle Holdings, Inc.	2.2 			Capital Goods	11.2
Global Industries, Ltd.	2.2 	Consumer Cyclicals	8.6
Barrett Resources Corp.	2.0 	Consumer Staples	2.7
Quanta Services, Inc.	2.0 	Energy	7.3
Three-Five Systems, Inc.	1.8 	Financials	3.1
Waste Connections, Inc.	1.6 	Health Care	6.0
Netegrity, Inc. 	1.6 	Technology	22.6
Province Healthcare Co.	1.6		Transportation	0.5
Maverick Tube Corp.	1.6 		Other	36.4

*Top Ten Holding at December 31, 1999
Managers Special Equity Fund
Top Ten Holdings	 Industry Weightings
% Fund
Anaren Microwave, Inc.	2.3%	Basic Materials	1.7%
Emmis Broadcasting Corp., Class A	1.6 	Capital Goods	11.9
TeleTech Holdings, Inc.*	1.3 	Communication Services	2.9
Alpha Industries, Inc.*	1.3 	Consumer Cyclicals	14.3
SmartForce PLC, Sponsored ADR	1.2 	Consumer Staples	7.5
C&D Technologies, Inc.	1.1 	Energy	1.4
MRV Communications, Inc.	1.0 	Financials	5.7
Conexant Systems, Inc.*	0.9 		Health Care	8.0
Digital Lightwave, Inc.	0.9 		Technology	34.5
Newport Corp.	0.9 			Transportation	2.0
				Utilities	1.0
				Other	9.1

Managers International Equity Fund
Top Ten Holdings	 Industry Weightings
% Fund
Aventis SA	1.5%	Consumer Discretionary	11.8%
Nippon Telegraph & Telephone Corp. *	1.4 Consumer Staples	4.5
Broken Hill Proprietary Co., Ltd. *	1.3 	Energy	6.4
TDK Corp. *	1.3 			Financials	20.2
SmithKline Beecham Unit PLC	1.3 	Health Care	8.0
Siemens AG*	1.3 	Industrials	10.2
BP Amoco PLC	1.3 	Information Technology	8.3
Sony Corp. *	1.2 	Materials	11.1
Nissan Motor Co., Ltd. 	1.1 	Telecommunication Services	7.2
ING Groep NV 	1.1 	Utilities	6.1
Other	6.2

Managers Emerging Markets Equity Fund
Top Ten Holdings	 Industry Weightings
% Fund
Samsung Electronics, Ltd., GDR*	3.8%	Consumer Discretionary	10.4%
Li & Fung, Ltd.	3.1 	Consumer Staples	4.1
Hindalco Industries, Ltd., Sponsored GDR	2.7 	Energy	5.6
China Telecom Ltd., Sponsored ADR 	2.5 	Financials	18.3
Videsh Sanchar Nigam, Ltd., Sponsored GDR 	2.3 Industrials	13.0
Celular CRT Participacoes SA, Preferred 2.3 Information Technology 12.0
H&CB, Sponsored GDR Series 144A	2.3 	Materials	10.1
Embratel Participacoes SA, Sponsored ADR *2.2 	Telecommunication
Services	22.1
Uniao de Bancos Brasileiros SA, (Unibanco), Sponsored GDR*	2.2
Utilities	1.7
Telesp Celular Participacoes SA	2.1 			Other	2.7

*Top Ten Holding at December 31, 1999




Country		Managers International Equity Fund*	 MSCI EAFE
Index				Country		Managers Emerging
Markets Equity Fund*			 MSCI EAFE Index
Japan	22.7%	26.3%	South Korea	11.3%	11.9%
United Kingdom		20.4 	20.3 	Brazil	10.8 	8.7
France	11.3 	11.5 	Hong Kong	9.7 	0.0
Germany	8.9 	9.0 	Taiwan	9.6 	15.6
Canada		4.3 	0.0 	Mexico	7.5 	9.5
Switzerland	3.7 	5.8 	South Africa	5.2 	8.6
Netherlands	3.6 	5.1 	India	5.0 	7.5
Australia	3.4 	2.3 	Turkey	3.9 	4.4
Italy	2.6 	4.3 	Russia	3.8 	2.6
South Korea	2.1 	0.0 	Argentina	3.7 	1.9
Singapore	1.6 	0.8 	Hungary	3.6 	1.1
Sweden		1.6 	3.4 	Poland	3.5 	1.3
Spain	1.4 	2.7 	Israel	3.1 	4.9
South Africa	0.9 	0.0 	Malaysia	2.9 	6.0
Denmark	0.8 	0.8 	Greece	2.4 	5.3
Hong Kong	0.8 	2.0 	United States	2.2 	0.0
Brazil	0.6 	0.0 	Philippines	1.9 	0.9
Finland	0.6 	3.3 	Chile	1.8 	3.3
Portugal		0.6 	0.5 	Venezuela	1.7 	0.7
United States	0.5 	0.0 	Egypt	1.6 	0.0
Ireland	0.4 	0.4 	Indonesia	1.4 	0.9
Norway	0.3 	0.4 	Peru	1.4 		0.6
Belgium		0.2 	0.8 	Thailand	1.1 	1.9
Austria	0.0 	0.2 	Croatia	0.9 		0.0
New Zealand	0.0 	0.1 	Czech Republic	0.0 	0.7
Cash	6.7 	0.0 	China	0.0 	0.4
Pakistan			0.0 					0.4
Colombia			0.0 			0.3
Jordan			0.0 					0.1

*As a percent of total market value of common stocks on June 30, 2000.




Schedule of Portfolio Investments (unaudited)
The accompanying notes are an integral part of these financial statements. Managers Income Equity Fund
June 30, 2000
Security Description Shares Value Security Description Shares Value
Common Stocks - 96.0%
Basic Materials - 4.4%
Abitibi-Consolidated, Inc. 30,610 286,969
Alcoa Inc. 7,140 207,060
E.I. duPont de Nemours & Co., Inc. 21,520 941,500
Rohm and Haas Co. 9,360 322,920
Weyerhaeuser Co. 8,795 378,185
Total Basic Materials 2,136,634
Capital Goods - 6.4%
Eaton Corp. 4,245 284,415
Emerson Electronics Co. 14,000 845,250
Honeywell International, Inc. 32,370 1,090,464
Minnesota Mining &
Manufacturing Co. 4,190 345,675
Pitney Bowes, Inc. 13,436 537,440
Total Capital Goods 3,103,244
Communication Services - 7.8%
ALLTEL Corp. 9,065 561,463
GTE Corp. 10,890 677,903
SBC Communications, Inc. 13,466 582,405
Sprint Corp. 7,495 382,245
Worldcom, Inc.* 34,330 1,574,888
Total Communication Services 3,778,904
Consumer Cyclicals - 13.7%
Cendant Corp. * 62,400 873,600
Dow Jones & Co., Inc. 3,890 284,943
Ford Motor Co. 7,520 323,360
Gannett Co., Inc. 14,350 858,309
General Motors Corp. 14,500 841,906
IMS Health, Inc. 46,900 844,200
Jones Apparel Group, Inc. * 39,200 921,200
Limited, Inc., The 13,836 299,204
Marriott International, Inc. 20,100 724,856
McGraw-Hill Cos. 12,000 648,000
Visteon Corp. * 670 8,119
Total Consumer Cyclicals 6,627,697
Consumer Staples - 9.4%
AT&T Corp., Liberty Media Group* 44,200 1,071,850
Comcast Corp., Special Class A,
non-voting shares 23,400 949,163
Kimberly-Clark Corp. 13,265 761,079
MediaOne Group, Inc. * 12,900 855,447
Tricon Global Restaurants, Inc. * 32,000 904,000
Total Consumer Staples 4,541,539
Energy - 8.5%
Baker Hughes, Inc. 15,145 484,640
Conoco, Inc., Class A 19,780 435,160
Exxon Mobil Corp. 8,084 634,594
Halliburton Co. 14,900 703,094
Kerr Mcgee Corp. 19,820 1,168,141
Texaco, Inc. 12,800 681,600
Total Energy 4,107,229
Financials - 20.3%
American General Corp. 7,785 474,885
Associates First Capital Corp. 39,000 870,188
Chase Manhattan Corp. 35,772 1,647,747
Citigroup, Inc. 21,530 1,297,183
First Security Corp. 29,109 394,791
FleetBoston Financial Corp. 19,634 667,556
Freddie Mac 38,165 1,545,682
Hartford Financial Services Group, Inc. 5,800 324,438
Household International, Inc. 9,470 393,597
MBNA Corp. 20,175 547,247
MGIC Investment Corp. 15,700 714,350
Nationwide Financial Services, Inc. 3,350 110,131
SLM Holding Corp. 22,600 846,088
Total Financials 9,833,883
Health Care - 8.9%
Abbott Laboratories 19,800 882,337
American Home Products Corp. 22,855 1,342,730
Bausch & Lomb, Inc. 5,300 410,088
Baxter International, Inc. 9,695 681,680
Bristol-Myers Squibb Co. 5,295 308,434
Schering-Plough Corp. 13,335 673,418
Total Health Care 4,298,687
Technology - 10.3%
Agilent Technologies, Inc. * 4,156 306,505
Eastman Kodak Co. 14,400 856,800
First Data Corp. 16,300 808,888
Hewlett-Packard Co. 1,900 237,263
International Business
Machines (IBM) 9,910 1,085,764
Lucent Technologies, Inc. 4,695 278,179
Motorola, Inc. 16,950 492,609
National Semiconductor Corp. * 11,275 639,856
Xerox Corp. 13,695 284,171
Total Technology 4,990,035
Utilities - 6.3%
Coastal Corp., The 8,880 540,570
Constellation Energy Group 13,850 450,991
Montana Power Co., The 13,840 488,725
PECO Energy Co. 16,390 660,722
Williams Cos., Inc., The 21,275 886,901
Total Utilities 3,027,909
Total Common Stocks
(cost $45,392,675) 46,445,761
Short-Term Investments - 7.8%
Other Investment Companies - 6.2%1
Calvert Cash Reserves Institutional
Prime Fund, 6.47% 517,031 517,031
JPM Prime Money
Market Fund, 6.26% 2,506,554 2,506,553
Total Other Investment Companies 3,023,584
Repurchase Agreement - 1.6%
State Street Bank & Trust Co.,
dated 06/30/00, due 07/03/00,
5.750%, total to be received
$784,752 (secured by $800,000
FMNAs 6.000%, due 09/24/01,
market value $805,000), at cost $784,376 784,376
Total Short-Term Investments
(cost $3,807,960) 3,807,960
Total Investments - 103.8%
(cost $49,200,635) 50,253,721
Other Assets, less Liabilities - (3.8)% (1,835,706)
Net Assets - 100.0% 48,418,015
See Notes to Schedules of Portfolio Investments on page 25.


Schedule of Portfolio Investments (unaudited)
Managers Capital Appreciation Fund
June 30, 2000
Common Stocks - 98.4%
Capital Goods - 1.1%
General Electric Co. 78,000 4,134,000
Communication Services - 12.9%
Allegiance Telecom, Inc.* 72,800 4,659,200
McLeodUSA, Inc.* 192,900 3,990,619
NEXTLINK Communications, Inc.,
Class A* 162,600 2 6,168,638
NTL, Inc.* 69,749 2 4,176,221
Qwest Communications
International, Inc.* 214,700 2 10,667,906
Vodafone Group PLC,
Sponsored ADR 73,900 2 3,062,231
VoiceStream Wireless Corp.* 68,000 7,909,250
Worldcom, Inc.* 132,000 6,055,500
Total Communication Services 46,689,565
Consumer Cyclicals - 7.1%
Costco Wholesale Corp.* 235,500 7,771,500
Gap, Inc., The 98,300 3,071,875
Home Depot, Inc. 175,000 8,739,062
Macrovision Corp.* 34,450 2,200,494
Wal-Mart Stores, Inc. 65,600 3,780,200
Total Consumer Cyclicals 25,563,131
Consumer Staples - 10.7%
AT&T Corp., Liberty Media Group* 473,200 11,475,100
EchoStar Communications Corp.,
Class A* 198,300 6,568,687
Infinity Broadcasting Corp.,
Class A* 115,000 4,190,312
Starbucks Corp.* 64,100 2,447,819
Viacom, Inc., Class B* 203,763 13,894,090
Total Consumer Staples 38,576,008
Energy - 1.1%
BJ Services Co.* 21,000 1,312,500
Smith International, Inc.* 19,800 1,441,687
Weatherford International, Inc.* 33,400 1,329,738
Total Energy 4,083,925
Financials - 1.0%
Goldman Sachs Group, Inc., The 19,900 1,888,013
Morgan Stanley Dean Witter & Co. 21,000 1,748,250
Total Financials 3,636,263
Health Care - 13.6%
Amgen, Inc.* 74,000 5,198,500
Forest Laboratories, Inc.* 27,100 2,737,100
Genentech, Inc.* 30,200 5,194,400
Invitrogen Corp.* 43,400 3,263,138
King Pharmaceuticals, Inc.* 92,550 4,060,631
MedImmune, Inc.* 47,000 3,475,063
Medtronic, Inc. 61,700 3,073,431
PE Corp., PE Biosystems Group 76,600 5,046,024
Protein Design Labs, Inc.* 20,000 3,298,750
QLT PhotoTherapeutics, Inc.* 55,600 4,315,950
Sepracor, Inc.* 22,500 2,712,656
Teva Pharmaceutical Ind., Ltd.,
Sponsored ADR 64,200 3,559,088
VISX, Inc.* 113,300 3,172,400
Total Health Care 49,107,131
Technology - 50.0%
Aether Systems, Inc.* 17,700 2 3,627,394
Amdocs, Ltd.* 45,700 3,507,475
America Online, Inc.* 69,200 3,650,300
Ariba, Inc.* 65,200 6,389,600
AudioCodes, Ltd.* 24,700 2,964,000
Bookham Technology PLC,
Sponsored ADR* 37,600 2 2,223,100
Broadcom Corp., Class A* 18,000 3,940,875
Brocade Communications
Systems, Inc.* 25,100 4,598,006
Ciena Corp.* 17,500 2,915,938
Cisco Systems, Inc.* 83,000 5,275,688
Comverse Technology, Inc.* 30,800 2,864,400
Cytyc Corp.* 50,900 2,713,606
EMC Corp.* 37,800 2,908,238
General Motors Corp., Class H* 70,300 6,168,825
GlobeSpan, Inc.* 35,100 4,275,619
i2 Technologies, Inc.* 41,700 4,347,225
Infineon Technologies AG,
Sponsored ADR* 36,200 2,868,850
Inktomi Corp.* 30,200 3,571,150
JDS Uniphase Corp.* 42,800 5,127,975
Juniper Networks, Inc.* 30,800 4,481,400
Lam Research Corp.* 63,900 2,396,250
Metromedia Fiber Network, Inc.* 112,000 4,445,000
Micromuse, Inc.* 31,700 5,244,369
Network Appliance, Inc.* 46,500 3,740,344
New Focus, Inc.* 23,300 1,913,513
Nokia Corp., Sponsored ADR 192,300 9,602,980
Nortel Networks Corp. 113,000 7,712,250
ONI Systems Corp.* 30,900 3,621,094
Oracle Corp.* 53,000 4,452,000
Packard BioScience Co.* 49,600 840,100
PE Corp.* 45,500 4,254,250
Phone.com, Inc.* 34,800 2,272,875
PMC Sierra, Inc.* 13,700 2,433,463
Polycom, Inc.* 20,700 1,947,094
Portal Software, Inc.* 68,500 4,379,719
Redback Networks, Inc.* 57,000 10,217,250
SDL, Inc.* 11,500 3,279,656
Sun Microsystems, Inc.* 77,700 7,065,844
Texas Instruments, Inc. 99,900 6,861,881
Turnstone Systems, Inc.* 24,900 4,133,400
VeriSign, Inc.* 30,100 5,307,005
VERITAS Software Corp.* 41,900 4,734,700
Waters Corp.* 14,900 1,859,706
Total Technology 181,134,407
Utilities - 0.9%
Calpine Corp.* 51,000 3,353,250
Total Common Stocks
(cost $300,659,569) 356,277,680
Short-Term Investments - 5.6%
Other Investment Companies - 5.0%1
AIM Prime Portfolio, 6.54% 474,380 474,380
Alliance Institutional Reserves
Prime Portfolio, 6.38%3 503,603 503,603
Calvert Cash Reserves
Institutional Prime Fund, 6.47% 7,013,733 7,013,733
JPM Prime Money Market
Fund, 6.26% 1,559,716 1,559,716
Navigator Securities Lending
Prime Portfolio, 6.55%3 6,881,731 6,881,731
Scudder Institutional Money
Market Fund 6.49%3 1,585,404 1,585,404
PNC TempFund 6.44%3 17,718 17,718
Total Other Investment Companies 18,036,285

The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Capital Appreciation Fund
June 30, 2000
Security Description
Principal
Amount Value
U.S. Treasury Note Principal Strip - 0.6%
0.000%4 , 05/15/11 - 02/15/26 3 $2,233,512 2,233,512
Total Short-Term Investments
(cost $20,269,797) 20,269,797
Total Investments - 104.0%
(cost $320,929,366) 376,547,477
Other Assets, less Liabilities - (4.0)% (14,372,382)
Net Assets - 100.0% 362,175,095

See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.



Schedule of Portfolio Investments (unaudited)
Managers Small Company Fund
June 30, 2000
Common Stocks - 63.6%
Basic Materials - 1.6%
Maverick Tube Corp.* 4,600 133,400
Capital Goods - 11.2%
Applied Power, Inc., Class A 1,900 63,650
Benchmark Electronics, Inc.* 2,400 87,750
CUNO, Inc.* 2,400 57,545
Electro Scientific Ind., Inc.* 1,000 44,000
Insituform Technologies, Inc.,
Class A* 4,200 114,713
Mobile Mini, Inc.* 900 19,856
Quanta Services, Inc.* 3,100 170,500
Rogers Corp.* 2,300 80,500
Sensormatic Electronics Corp.* 1,400 22,138
Three-Five Systems, Inc.* 2,665 157,234
Waste Connections, Inc.* 7,000 137,813
Total Capital Goods 955,699
Consumer Cyclicals - 8.6%
Acxiom Corp.* 3,700 103,369
Armor Holdings, Inc.* 2,300 29,900
ChoicePoint, Inc.* 800 35,600
Cost Plus, Inc.* 1,500 43,031
David's Bridal, Inc.* 2,600 29,900
Diamond Technology Partner, Inc.* 1,600 128,000
F.Y.I., Inc.* 2,000 67,250
Michaels Stores, Inc.* 2,100 93,818
NCO Group, Inc.* 1,600 38,255
NetCreations, Inc.* 2,600 119,112
SCP Pool Corp.* 2,000 46,500
Total Consumer Cyclicals 734,735
Consumer Staples - 2.7%
Buca, Inc.* 1,250 19,531
Consolidated Products, Inc.* 4,600 41,400
Morrison Management Specialists, Inc. 1,200 33,825
Priority Healthcare Corp., Class B* 1,800 133,200
Total Consumer Staples 227,956
Energy - 7.3%
Barrett Resources Corp.* 5,700 173,494
Basin Exploration, Inc.* 1,300 23,156
Devon Energy Corp. 800 44,950
Evergreen Resources, Inc.* 1,500 44,156
Global Industries, Ltd.* 9,900 186,243
Grant Prideco, Inc.* 1,400 35,000
National-Oilwell, Inc.* 1,100 36,163
Varco International, Inc.* 1,400 32,550
Weatherford International, Inc.* 1,100 43,794
Total Energy 619,506
Financials - 3.1%
AmeriCredit Corp.* 4,600 78,200
Pinnacle Holdings, Inc.* 3,500 189,000
Total Financials 267,200
Health Care - 6.0%
ArQule, Inc.* 6,900 132,825
Barr Laboratories, Inc.* 1,000 44,813
ChiRex, Inc.* 1,100 21,931
DENTSPLY International, Inc. 1,100 33,825
MAXIMUS, Inc.* 2,800 61,950
Province Healthcare Co.* 3,700 133,431
Trimeris, Inc.* 1,200 83,925
Total Health Care 512,700
Technology - 22.6%
Advanced Digital Information, Corp.* 2,100 33,338
AnswerThink Consulting Group, Inc. * 2,800 45,850
Apex, Inc.* 1,000 43,688
Aurora Bioscience Corp.* 1,300 88,644
Aware, Inc.* 2,500 127,655
AXENT Technologies, Inc.* 2,100 52,238
Cybex Computer Products Corp.* 3,000 126,750
Digital Microwave Corp.* 1,250 46,203
FEI Co.* 1,200 36,600
Keane, Inc.* 1,500 32,438
Keynote Systems, Inc.* 2,875 202,866
Lattice Semiconductor Corp.* 650 45,208
National Computer Systems, Inc. 2,600 127,725
Netegrity, Inc. * 1,775 133,680
Netopia, Inc.* 3,100 124,580
NetSolve, Inc.* 4,150 107,900
Polycom, Inc.* 300 28,219
Power Integrations, Inc.* 5,600 131,950
RadiSys Corp.* 600 33,788
Richardson Electronics, Ltd. 2,600 42,380
RSA Security, Inc.* 500 34,750
SPSS, Inc.* 1,400 40,600
Stanford Microdevices, Inc.* 2,800 120,750
Systems & Computer
Technology Corp.* 2,300 45,713
Tekelec* 1,600 77,100
Total Technology 1,930,613
Transportation - 0.5%
SkyWest, Inc. 1,200 44,400
Total Common Stocks
(cost $5,443,541) 5,426,209
Short-Term Investments - 10.0%
Other Investment Companies - 5.0%
JPM Prime Money
Market Fund, 6.26%1 427,502 427,502
Repurchase Agreement - 5.0%
State Street Bank & Trust Co.,
dated 06/30/00, due 07/03/00,
5.750%, total to be received
$427,205 (secured by $360,000
U.S. Treasury Notes 7.875%,
due 02/15/21), at cost $427,000 427,000
Total Short-Term Investments
(cost $854,502) 854,502
Total Investments - 73.6%
(cost $6,298,043) 6,280,711
Other Assets, less Liabilities - 26.4% 2,253,195
Net Assets - 100.0% 8,533,811
See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Special Equity Fund
June 30, 2000
Common Stocks - 91.0%
Basic Materials - 1.7%
Allegheny Technologies, Inc. 35,769 643,842
ATMI, Inc.* 408,900 18,988,294
Cadiz Inc.* 485,900 3,765,725
Delta and Pine Land Co. 216,400 5,423,525
Sylvan, Inc.* 112,700 1,028,388
U.S. Aggregates, Inc. 367,700 6,664,562
Total Basic Materials 36,514,336
Capital Goods - 11.9%
AAR Corp. 259,200 3,110,400
Advanced Energy Industries, Inc.* 134,100 7,903,519
Allied Waste Industries, Inc.* 641,225 6,412,250
Anaren Microwave, Inc.* 372,450 48,837,506
C&D Technologies, Inc. 435,200 24,588,800
Capital Environmental
Resource, Inc. * 362,400 1,223,100
Casella Waste Systems Inc., Class A* 563,400 6,021,338
C-Cor.net Corp.* 78,900 2,125,369
Checkpoint Systems, Inc.* 359,900 2,699,250
Cognex Corp.* 102,800 5,313,475
DuPont Photomasks, Inc.* 159,000 10,812,000
Dycom Industries, Inc.* 173,050 7,960,300
Electro Scientific Ind., Inc.* 91,000 4,004,000
Encompass Services Corp.* 489,222 2,813,027
JLG Industries, Inc. 388,600 2 4,614,625
KEMET Corp.* 226,800 5,684,175
Lydall, Inc.* 234,000 2,486,250
Merix Corp.* 196,300 9,078,875
Mettler-Toledo International, Inc.* 346,100 13,844,000
Oshkosh Truck Corp. 112,700 4,021,981
Power-One, Inc.* 140,300 15,976,663
Reynolds & Reynolds Co.,
Class A, The 150,000 2,737,500
Rogers Corp.* 153,400 5,369,000
Sensormatic Electronics Corp.* 247,300 2 3,910,431
Sequa Corp., Class A* 99,600 3,803,475
Sequa Corp., Class B* 38,300 2,211,825
Spectra-Physics Lasers, Inc.* 142,900 9,967,275
Teledyne Technologies, Inc.* 10,219 171,168
Thomas & Betts Corp. 452,400 8,652,150
URS Corp.* 317,700 2 4,844,925
Waste Connections, Inc.* 564,800 11,119,500
Waste Industries, Inc.* 314,500 2 3,459,500
Watsco, Inc. 296,200 3,702,500
Wolverine Tube, Inc.* 219,800 3,736,600
Zomax Optical Media, Inc.* 221,600 2,894,649
Total Capital Goods 256,111,401
Communication Services - 2.9%
Alaska Communications
Systems Holdings, Inc.* 334,000 3,465,250
Boston Communications
Group, Inc.* 325,500 4,495,969
CFW Communications Co. 167,200 6,186,400
Dobson Communications Corp.* 323,600 6,229,300
Focal Communications Corp.* 117,900 2 4,266,506
General Communication, Inc.,
Class A* 400,000 2,000,000
ICG Communications, Inc.* 229,700 5,082,113
Intermedia Communications Inc.* 134,600 2 3,987,525
Powerwave Technologies, Inc.* 153,000 6,732,000
Price Communications Corp.* 303,540 7,152,161
Rural Cellular Corp., Class A* 169,500 12,977,344
Total Communication Services 62,574,568
Consumer Cyclicals - 14.3%
Aaron Rents, Inc., Class B 330,300 4,149,394
Acxiom Corp.* 125,100 3,494,981
American Retirement Corp.* 215,200 2 1,197,050
Argosy Gaming Co.* 322,000 4,628,750
Baker, Michael Corp.* 280,500 1,823,250
Brookdale Living Communities, Inc.* 373,700 5,371,938
Burns International Services Corp.* 398,800 2 4,985,000
Carriage Services, Inc., Class A* 380,400 1,283,850
Central Parking Corp. 170,400 2 4,036,350
Championship Auto
Racing Teams, Inc.* 99,100 2,527,050
Chemed Corp. 145,800 4,109,738
Children's Comprehensive
Services, Inc.* 113,400 347,288
Children's Place Retail
Stores, Inc., The* 94,200 2 1,901,663
Coinmach Laundry Corp.* 462,800 6,479,200
Consolidated Stores Corp.* 365,252 4,383,024
Cost Plus, Inc.* 81,400 2,335,163
CSK Auto Corp.* 408,900 3,092,306
David's Bridal, Inc.* 281,700 3,239,550
Diamond Technology Partner, Inc.* 109,200 9,602,775
Duckwall-ALCO Stores, Inc.* 280,800 2,299,050
Elcor Corp. 134,500 2 3,093,500
Electro Rent Corp.* 143,000 1,644,500
F.Y.I., Inc.* 294,400 9,899,200
First Cash, Inc.* 161,900 495,819
Freds, Inc., Class A 282,750 5,054,156
Genesco, Inc.* 320,900 5,154,456
Getty Images, Inc.* 242,100 8,972,831
Glacier Water Services, Inc.* 84,700 995,225
Guess?, Inc.* 155,000 2,170,000
Hanover Direct, Inc.* 1,997,500 3,121,094
Helen of Troy, Ltd.* 410,400 2,295,675
Horizon Health Corp.* 192,400 1,082,250
Houghton Mifflin Co. 86,400 4,033,800
Hughes Supply, Inc. 90,150 1,780,463
IMPCO Technologies, Inc.* 256,500 2 10,965,375
IMS Health, Inc. 1,039,600 18,712,800
International Speedway Corp. 186,300 2 7,743,094
Isle Capri Casinos, Inc.* 373,500 5,065,594
ITT Educational Services, Inc.* 746,800 2 13,115,675
John Wiley & Sons, Inc. 248,000 5,580,000
Lamar Advertising Co., Class A* 76,600 3,317,738
Michael Anthony Jewelers, Inc.* 66,000 181,500
NCO Group, Inc.* 184,700 4,271,188
OrthAlliance, Inc., Class A* 424,700 2 2,521,656
Pameco Corp.* 47,900 122,744
Penton Media, Inc. 50,600 1,771,000
Pinnacle Entertainment, Inc.* 235,300 4,573,644
Pittston Brink's Group 796,841 10,906,761
Protection One, Inc.* 547,400 1,197,438
Rent-Way, Inc.* 393,800 11,494,037
Rock of Ages Corp., Class A* 118,400 562,400
Ross Stores, Inc. 390,000 6,630,000
Six Flags, Inc. 243,100 5,530,524
Speedway Motorsports, Inc.* 190,300 4,376,900
Stamps.com, Inc.* 301,700 2 2,206,180
Station Casinos, Inc.* 248,500 6,212,500
Sunrise Assisted Living, Inc.* 140,900 2,606,650
TeleTech Holdings, Inc.* 911,300 28,250,300
TJX Cos., Inc. 80,000 1,500,000
Too, Inc.* 5,600 142,450
United Rentals, Inc.* 141,500 2,423,187
ValueVision International, Inc.* 208,200 4,996,800
Venator Group, Inc.* 742,100 7,606,524
Xtra Corp.* 322,100 12,702,818
Total Consumer Cyclicals 308,367,816
Consumer Staples - 7.5%
ABM Industries, Inc. 297,200 6,835,600
Adelphia Communications
Corp., Class A* 220,000 2 10,298,750


The accompanying notes are an integral part of these financial statements.





Schedule of Portfolio Investments (unaudited)
Managers Special Equity Fund
June 30, 2000
Consumer Staples (continued) $
Allscripts, Inc.* 217,540 4,989,824
Applebee's International, Inc. 115,000 3,485,938
Beasley Broadcast Group, Inc.* 468,600 6,384,675
Benihana, Inc., Class A* 265,100 3,380,025
Bindley Western Industries, Inc. 257,066 6,796,182
CBRL Group, Inc. 199,200 2,925,750
Cinar Films, Inc., Class B* 160,200 560,700
Classic Communications, Inc.* 490,400 4,382,950
Cox Radio, Inc., Class A* 318,600 8,920,800
Duane Reade, Inc.* 289,200 2 7,446,900
Emmis Broadcasting Corp., Class A* 823,700 2 34,080,588
Gaylord Entertainment Co., Class A 226,233 4,864,010
Granite Broadcasting Corp.* 335,800 2,413,563
Gray Communications Systems, Inc. 62,700 615,244
Gray Communications
Systems, Inc., Class B 39,700 387,075
Insight Communications
Co., Inc., Class A* 366,800 5,731,250
kforce.com, Inc.* 134,500 924,688
Manpower, Inc. 46,500 1,488,000
Marketing Specialists Corp. * 168,500 294,875
Mediacom Communications Corp.* 396,700 6,099,263
MPW Industrial Services Group, Inc.* 245,133 1,853,818
Owens & Minor, Inc. Holding Co. 213,300 2 3,666,094
Priority Healthcare Corp., Class B* 114,561 8,477,514
RCM Technologies, Inc.* 205,200 1,500,525
Ruby Tuesday, Inc. 444,000 5,577,750
Saga Communications, Inc., Class A* 339,925 7,478,350
Salem Communications Corp.,
Class A* 389,000 3,610,405
TCI Satellite Entertainment, Inc.* 414,300 3,599,230
Volt Information Sciences, Inc.* 69,350 2,284,215
Total Consumer Staples 161,354,551
Energy - 1.4%
Atwood Oceanics, Inc.* 137,400 6,097,125
Berry Petroleum Co., Class A 407,400 6,925,800
Hanover Compressor Co.* 54,000 2,052,000
Key Energy Services, Inc.* 479,100 4,611,338
Louis Dreyfus Natural Gas Corp.* 233,900 7,323,994
Tosco Corp. 75,000 2,123,437
Total Energy 29,133,694
Financials - 5.7%
Alabama National BanCorp. 64,400 1,271,900
Alexandria Real Estate Equities, Inc. 122,300 4,196,419
Allied Capital Corp. 742,565 12,623,605
Andover Bancorp, Inc. 156,600 4,502,250
Cash America International, Inc. 485,800 3,582,775
Charter One Financial, Inc. 196,910 4,528,930
Chateau Communities, Inc. 235,129 6,642,394
Chittenden Corp. 214,000 5,229,625
Downey Financial Corp. 278,580 8,078,820
Equity Inns, Inc. 448,800 2,748,900
First Industrial Realty Trust, Inc. 134,700 3,973,650
First Washington Bancorp, Inc. 191,400 2,667,638
Firstar Corp. 129,719 2,732,206
Golden State Bancorp, Inc.* 200,200 3,603,600
Harbor Florida Bancshares, Inc. 224,900 2,347,394
Health Care Property Investors, Inc. 122,200 3,329,950
Hibernia Corp. 866,500 9,423,188
Hilb, Rogal & Hamilton Co. 128,000 4,440,000
Metris Cos., Inc. 119,379 2,999,397
National Western Life
Insurance Co., Class A* 12,000 843,000
Penn Treaty American Corp.* 215,900 2 3,670,300
People's Bank 48,200 882,663
Pinnacle Holdings, Inc.* 99,200 5,356,800
Riverview Bancorp, Inc. 100,000 800,000
Seacoast Financial Services Corp. 327,500 3,090,781
Sovran Self Storage, Inc. 95,500 2,047,281
Sterling Financial Corp.* 178,200 2,049,300
Summit Bancorp 71,332 1,756,551
Sun Communities, Inc. 176,000 5,885,000
Timberland Bancorp, Inc. 95,400 1,019,588
Washington Mutual, Inc. 33,750 974,531
Webster Financial Corp. 279,800 6,190,574
Total Financials 123,489,010
Health Care - 8.0%
Advance Paradiam, Inc.* 380,300 7,629,769
Arthrocare Corp.* 171,400 9,127,050
Celgene Corp.* 342,500 20,164,688
Emisphere Technologies, Inc.* 120,900 5,145,806
Gene Logic, Inc.* 189,800 2 6,773,488
HEALTHSOUTH Corp.* 1,148,700 2 8,256,281
Inhale Therapeutic Systems, Inc.* 34,500 3,499,594
InnerDyne, Inc. * 75,400 551,363
Jones Pharma, Inc. 250,175 9,975,728
Medicis Pharmaceutical Corp.* 238,400 13,588,800
National Dentex Corp.* 115,700 1,894,588
Orthodontic Centers
of America, Inc.* 466,300 2 10,550,038
Oxford Health Plans, Inc.* 431,400 10,272,713
Prime Medical Services, Inc.* 308,900 2,297,444
Protocol Systems, Inc.* 155,400 2,466,975
Province Healthcare Co.* 83,400 3,007,613
Quorum Health Group, Inc.* 892,550 9,204,422
Renal Care Group, Inc.* 206,525 5,046,955
Res-Care, Inc.* 494,100 2 2,655,787
ResMed, Inc.* 317,400 8,490,450
Sangamo BioSciences, Inc.* 105,000 2,887,500
Syntroleum Corp.* 191,400 3,346,106
Techne Corp.* 114,600 15,127,200
Triad Hospitals, Inc.* 276,500 6,687,843
Twinlab Corp.* 48,300 303,383
Universal Health Services, Inc.,
Class B* 60,000 3,930,000
Total Health Care 172,881,584
Technology - 34.5%
Activision, Inc.* 285,900 2 1,858,350
Actuate Software Corp.* 146,400 7,804,950
ACTV, Inc.* 345,700 5,163,894
Advanced Digital Information, Corp.* 172,400 2,736,850
Aeroflex Inc.* 124,700 6,188,238
Alpha Industries, Inc.* 632,100 27,851,906
American Management Systems, Inc.* 200,900 6,592,031
American Tower Corp., Class A* 217,500 2 9,067,031
Amplicon, Inc. 72,100 684,950
ANADIGICS, Inc.* 537,900 18,355,838
Ancor Communications, Inc.* 291,400 10,417,550
Apex, Inc.* 150,700 6,583,706
AudioCodes, Ltd.* 43,100 5,172,000
Axsys Technologies, Inc.* 388,500 6,361,688
Backweb Technologies, Ltd.* 125,000 2,859,375
Cabletron Systems, Inc.* 373,200 9,423,300
California Amplifier, Inc.* 299,400 13,697,550
Caredata.com, Inc.* 424,100 715,669
Carrier Access Corp.* 86,100 4,552,538
Comdial Corp.* 415,000 1,815,625
Concord Camera Corp.* 28,500 591,375
Conexant Systems, Inc.* 419,000 20,347,688
Copper Mountain Networks, Inc.* 40,100 2 3,536,319
CoStar Group, Inc.* 106,400 2,666,650
Credence Systems Corp.* 190,800 10,517,850
Critical Path, Inc.* 117,500 6,851,719
Cytyc Corp.* 238,500 12,715,031
Davel Communications, Inc.* 234,765 80,700
Digital Lightwave, Inc.* 202,200 2 20,333,738
Ditech Communications Corp.* 57,400 5,427,888


The accompanying notes are an integral part of these financial statements.






Schedule of Portfolio Investments (unaudited)
Managers Special Equity Fund
June 30, 2000
Technology (continued)
DSP Group, Inc.* 221,600 12,603,500
eLoyalty Corp.* 157,000 1,982,125
Emulex Corp.* 55,300 3,632,519
Fairchild Semiconductor
International Corp., Class A * 106,100 4,297,050
FEI Co.* 410,800 12,529,400
Finisar Corp.* 183,600 2 4,808,025
FSI International, Inc.* 394,300 8,526,738
GaSonics International Corp.* 251,100 9,902,756
GSI Lumonics Inc.* 179,400 6,290,213
Harmonic Lightwaves, Inc.* 41,500 1,029,719
Infocrossing, Inc.* 134,700 2,491,950
InFocus Corp.* 218,000 6,989,625
Informatica Corp.* 142,000 11,617,375
Information Resources
Engineering, Inc.* 108,100 2,702,500
Internet Commerce Corp., Class A* 196,800 2 2,853,600
Internet.com LLC* 92,600 1,852,000
Inter-Tel, Inc. 286,200 4,579,200
Intertrust Technologies Corp.* 76,900 1,576,450
Kent Electronics Corp.* 631,100 18,814,669
K-Tron International, Inc.* 26,508 410,874
L-3 Communications Holdings, Inc.* 129,700 7,401,006
Lifeline Systems, Inc.* 76,400 1,060,050
MCK Communications, Inc.* 129,200 2,987,750
MDSI Mobile Solutions, Inc.* 243,400 2 5,598,200
MedQuist, Inc.* 147,900 5,028,600
Mercator Software, Inc.* 33,600 2,307,900
Mercury Interactive Corp.* 89,300 8,639,775
Methode Electronics, Inc. 291,400 11,255,325
Micrel, Inc.* 105,200 4,569,625
Microchip Technology, Inc.* 193,800 11,300,963
Micromuse, Inc.* 80,000 13,235,000
MMC Networks, Inc.* 137,700 7,358,344
Molecular Devices Corp.* 110,400 7,631,400
MRV Communications, Inc.* 319,700 2 21,499,825
MTI Technology Corp.* 359,800 2 2,878,400
Natural MicroSystems Corp.* 120,000 13,492,500
Netopia, Inc.* 341,600 13,728,050
Newport Corp. 188,800 20,272,400
NOVA Corp.* 344,079 9,612,707
Orbotech, Ltd.* 71,800 6,668,425
Parametric Technology Corp.* 1,100,200 12,033,438
PC-Tel, Inc.* 209,100 7,945,800
Photon Dynamics, Inc.* 76,900 5,743,469
Policy Management Systems Corp.* 631,500 9,709,313
Polycom, Inc.* 141,500 13,309,844
PRI Automation, Inc.* 63,300 4,138,238
Puma Technology, Inc.* 131,500 2 3,525,844
QLogic Corp.* 22,100 1,459,981
QRS Corp.* 90,800 2,179,200
QuickLogic Corp.* 190,000 4,310,625
Rare Medium Group, Inc.* 124,300 1,965,494
Rational Software Corp.* 56,500 5,247,438
RF Micro Devices, Inc.* 56,900 4,978,750
Sanchez Computer Associates, Inc.* 71,500 2 1,653,438
Sawtek, Inc.* 56,500 3,252,281
Semtech Corp.* 28,000 2,128,000
Silicon Storage Technology, Inc.* 99,400 8,778,262
Sipex Corp.* 339,800 9,408,212
SmartForce PLC, Sponsored ADR* 549,500 26,307,312
Telcom Semiconductor Inc.* 201,100 8,056,568
Therma-Wave, Inc.* 67,900 1,493,800
Tollgrade Communications, Inc.* 114,000 15,105,000
TranSwitch Corp.* 180,000 13,893,749
TriQuint Semiconductor, Inc.* 150,800 14,420,249
U.S. Interactive, Inc.* 305,900 3,957,580
USinternetworking, Inc.* 148,800 2 3,041,100
VeriSign, Inc.* 35,400 6,241,462
Viant Corp.* 187,600 5,557,649
ZYGO Corp.* 182,200 16,546,037
Total Technology 743,376,663
Transportation - 2.0%
AHL Services, Inc.* 536,400 3,553,650
Airborne Freight Corp. 418,200 7,919,663
American Classic Voyages Co.* 208,500 2 4,156,969
Circle International Group, Inc. 398,200 9,979,888
CNF Transportation, Inc. 68,100 1,549,275
Fritz Cos., Inc.* 293,600 3,009,400
Iron Mountain, Inc.* 306,660 10,426,440
Sea Containers, Ltd., Class A 137,000 2,894,124
Sea Containers, Ltd., Class B 13,890 329,018
Total Transportation 43,818,427
Utilities - 1.0%
Calpine Corp.* 191,600 2 12,597,700
El Paso Electric Co.* 808,900 9,049,569
Total Utilities 21,647,269
Total Common Stocks
(cost $1,452,133,343) 1,959,269,319
Short-Term Investments - 11.2%
Other Investment Companies - 7.0%1
AIM Liquid Asset Portfolio, 6.62% 54,266,574 54,266,574
Calvert Cash Reserves
Institutional Prime Fund, 6.47% 12,073,527 12,073,527
Harris Insight Money
Market Fund, 6.40% 21,286,416 21,286,416
JPM Prime Money
Market Fund, 6.26% 18,966,744 18,966,744
Navigator Securities Lending
Prime Portfolio, 6.55%3 45,485,687 45,485,687
Total Other Investment Companies 152,078,948
U.S. Treasury Notes - 0.1%
3.625-14.000%,
02/15/10-08/15/28 3 $ 570,222 570,222
Commerical Paper - 4.1%
Clipper Receivables Corp.,
6.60%, 07/13/00 90,000,000 89,802,000
Total Short-Term Investments
(cost $242,451,170) 242,451,170
Total Investments - 102.2%
(cost $1,694,584,513) 2,201,720,489
Other Assets, less Liabilities - (2.2)% (47,683,899)
Net Assets - 100.0% 2,154,036,590
See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.





Schedule of Portfolio Investments (unaudited)
Managers International Equity Fund
June 30, 2000
Common Stocks - 93.8%
Consumer Discretionary - 11.8%
Accor SA (France) 21,300 872,987
Agfa Gevaert NV (Belgium) 71,000 1,626,132
Canal Plus (France) 16,496 2,771,778
Carlton Communications
PLC (United Kingdom) 419,367 5,393,625
Castorama Dubois
Investissement SA (France) 13,000 3,214,476
Club Mediterranee SA (France) 26,548 3,596,510
Daiei, Inc. The (Japan)* 405,000 1,519,156
Electrolux AB, Series B (Sweden) 141,100 2,183,690
GKN PLC (United Kingdom) 152,200 1,941,376
Granada Group (United Kingdom) 312,814 3,123,904
Great Universal
Stores PLC (United Kingdom) 918,001 5,903,365
Hudson's Bay Co. (Canada) 180,700 1,916,885
Independent News &
Media PLC (Ireland) 351,000 1,273,379
Isetan Co., Ltd. (Japan) 354,000 4,337,213
Koninklijke (Royal) Philips
Electronics, NV (Netherlands) 88,228 4,161,027
Lagardere S.C.A. (France) 20,400 1,558,071
Li & Fung, Ltd. (Hong Kong) 697,000 3,487,012
Matsushita Electric Ind. (Japan) 147,000 3,809,905
Nissan Motor Co., Ltd. (Japan)* 1,374,000 8,093,398
Pirelli SpA (Italy)* 579,800 1,524,990
Reed International
(United Kingdom) 387,600 3,375,178
Reuters Group
PLC (United Kingdom) 308,552 5,261,624
Sharp Corp. (Japan) 153,000 2,703,690
Sony Corp. (Japan) 92,600 8,639,932
Unique International
NV (Netherlands)* 26,500 635,019
Total Consumer Discretionary 82,924,322
Consumer Staples - 4.5%
Cadbury Schweppes
PLC (United Kingdom) 495,186 3,251,813
Diageo PLC (United Kingdom) 405,476 3,638,207
Heineken NV (Netherlands) 65,450 3,983,428
Kao Corp. (Japan) 127,000 3,878,045
Koninklijke Ahold NV (Netherlands) 68,900 2,027,962
Nutreco Holding NV (Netherlands) 24,400 931,788
Parmalat Finanziaria SpA (Italy)* 3,823,600 5,395,280
Pernod-Ricard SA (France) 39,501 2,149,562
Reckitt & Benckiser
PLC (United Kingdom) 143,500 1,606,761
Shiseido Co. (Japan) 44,000 680,081
Tesco PLC (United Kingdom) 1,217,000 3,784,164
Total Consumer Staples 31,327,091
Energy - 6.4%
Alberta Energy Co., Ltd. (Canada) 92,400 3,733,459
BP Amoco PLC (United Kingdom) 920,700 8,832,323
Canadian Natural
Resources Ltd. (Canada)* 8,900 258,581
Ente Nazionale
Idrocarburi SpA (Italy) 499,100 2,882,770
Enterprise Oil
PLC (United Kingdom) 198,918 1,658,415
Petro-Canada (Canada) 108,800 2,032,649
Petroleum Geo-Services,
Sponsored ADR (Norway)* 129,200 2,204,475
Renaissance Energy, Ltd. (Canada)* 122,500 1,187,753
Shell Transport & Trading Co.,
registered shares (United Kingdom) 585,247 4,883,737
Talisman Energy Inc. (Canada)* 143,700 4,762,490
Total Fina SA (France) 45,448 6,968,309
Woodside Petroleum Ltd. (Australia) 729,350 5,670,440
Total Energy 45,075,403
Financials - 20.2%
ACOM CO., Ltd. (Japan) 15,400 1,294,642
Alleanza Assicurazioni (Italy) 131,000 1,744,667
Allianz AG, (Vinkuliert) (Germany) 17,456 6,271,134
Australia & New Zealand Banking
Group Ltd. (Australia) 300,000 2,298,306
Axa (France)* 21,800 3,434,057
Baloise Holding, Ltd. (Switzerland) 2,600 2,581,990
Bank of Ireland (Ireland) 201,800 1,271,546
Bank of Montreal (Canada) 46,700 1,972,128
Banque Nationale de Paris (France) 31,100 2,992,871
Bayerische Vereinsbank
AG (Germany) 83,000 5,361,388
Credit Lyonnais (France) 44,000 2,091,940
Daiwa Securities Co., Ltd. (Japan) 345,000 4,552,095
Fuji Bank, Ltd. , The (Japan) 265,000 2,013,006
Givaudan AG (Switzerland) 259 78,829
Halifax Group
PLC (United Kingdom) 279,700 2,683,177
HSBC Holdings
PLC (United Kingdom) 313,183 3,580,141
HSBC Holdings
PLC, Hong Kong registered,
shares (United Kingdom) 222,000 2,541,659
Industrial Bank of
Japan, Ltd. (Japan) 304,000 2,303,530
ING Groep NV (Netherlands) 117,200 7,921,875
Istituto Bancario
San Paolo di Torino (Italy)* 182,900 3,246,087
Manulife Financial Corp (Canada) 141,600 2,497,135
Mitsubishi Estate Co., Ltd. (Japan) 381,000 4,481,297
Mitsui Fudosan Co., Ltd. (Japan) 353,000 3,825,927
Munchener Rueckvericherungs-
Gesellschaft, registered
shares (Germany) 13,620 4,277,993
New World China Land,
Ltd. (Hong Kong)* 1,988 587
Nikko Securities Co.,
Ltd., The (Japan) 398,000 3,938,552
Nomura Securities Co.,
Ltd., The (Japan) 96,000 2,347,863
Nordbanken Holding AB (Sweden) 458,200 3,454,683
O/Seas Union Bank (Singapore) 670,811 2,602,451
Orix Corp., Ltd. (Japan) 27,460 4,050,224
Oversea-Chinese Banking
Corp., Ltd. (Singapore) 624,300 4,301,778
Prudential Corp.
PLC (United Kingdom) 364,745 5,342,349
Riunione Adriatica di
Sicurta SpA (Italy) 331,000 3,634,067
Royal & Sun Alliance Insurance
Group PLC (United Kingdom) 700,000 4,496,176
Royal Bank of Scotland
Group PLC (United Kingdom) 243,100 4,068,250
Sakura Bank (Japan) 904,000 6,245,059
Sampo Insurance Co., Ltd. (Finland) 41,700 1,691,968
Schweizerische Rueckversicherungs,
registered (Switzerland) 1,750 3,566,940
Sumitomo Trust and
Banking Co. (Japan) 549,000 3,906,461
Svenska Handelsbanken,
Series A (Sweden) 190,800 2,768,980
United Overseas Bank,
Ltd. (Singapore) 636,608 4,165,414
Westpac Banking
Corp., Ltd. (Australia) 290,500 2,093,489
Zurich Allied AG (Switzerland) 8,415 4,157,720
Total Financials 142,150,431


The accompanying notes are an integral part of these financial statements.



Schedule of Portfolio Investments (unaudited)
Managers International Equity Fund
June 30, 2000
Health Care - 8.0%
Altana AG (Germany) 8,900 713,734
AstraZeneca Group
PLC (United Kingdom) 81,369 3,798,234
Aventis SA (France) 147,149 10,739,942
Chugai Pharmaceutical
Co., Ltd. (Japan) 216,000 4,081,617
Fresenius AG, Preferred (Germany) 9,800 2,264,168
KYORIN Pharmaceutical
Co., Ltd. (Japan) 27,000 1,119,646
Novartis AG, registered
shares (Switzerland) 1,799 2,849,639
Novo Nordisk A/S (Denmark) 15,200 2,586,589
Roche Holdings AG (Switzerland) 615 5,986,759
Sankyo Co., Ltd. (Japan) 94,000 2,121,766
Schering AG (Germany) 72,486 3,972,219
SmithKline Beecham
Unit PLC (United Kingdom) 712,709 9,328,158
SSL International
PLC (United Kingdom) 202,000 2,185,369
Yamanouchi Pharmaceutical
Co., Ltd. (Japan) 74,000 4,038,075
Total Health Care 55,785,915
Industrials - 10.2%
ABB, Ltd. (Switzerland)* 34,277 4,102,608
Alstom (France) 138,600 3,746,021
British Aerospace
PLC (United Kingdom) 706,904 4,406,819
Canadian National
Railway Co. (Canada) 54,300 1,581,304
Canadian National
Railway Co., New York registered
shares (Canada) 133,400 3,893,613
Citic Pacific, Ltd. (Hong Kong) 475,000 2,492,143
Compagnie De
Saint-Gobain (France)* 16,320 2,206,229
DCC PLC (Ireland) 22,500 199,127
Deutsche Lufthansa
AG (Germany)* 138,100 3,191,946
Eurotunnel SA (France)* 1,855,931 1,683,265
Fomento de Construcciones
Y Contratas SA (Spain) 38,900 735,329
Investor AB (Sweden) 212,400 2,901,837
Ivensys PLC (United Kingdom) 951,800 3,571,617
Jenoptik AG (Germany) 181,100 5,195,532
Mitsui & Co., Ltd. (Japan) 98,000 748,127
Nichii Gakkan Co. (Japan) 6,000 262,947
Preussag AG (Germany)* 85,266 2,755,508
Prosegur, CIA de
Seguridad SA (Spain) 108,700 1,271,255
Railtrack Group
PLC (United Kingdom) 145,172 2,254,807
Sailor Pen Co., Ltd., The (Japan) 87,000 1,557,891
Samsung Electronics, Ltd., GDR,
representing 1/2 voting
Shares (South Korea) 23,100 4,516,050
Schneider Electric SA (France) 33,700 2,348,659
Siemens AG (Germany) 59,104 8,915,405
Sumitomo Electronic Ind. (Japan) 109,000 1,867,603
Tokyu Corp. (Japan) 609,000 3,007,549
Williams PLC (United Kingdom) 380,400 2,215,994
Total Industrials 71,629,185
Information Technology - 8.3%
Alcatel (France) 111,600 7,319,612
Canon Inc. (Japan) 100,000 4,976,203
Fujitsu Ltd. (Japan) 199,000 6,883,088
Getronics NV (Netherlands) 159,200 2,454,611
Nec Corp. (Japan) 205,000 6,433,722
Nikon Corp. (Japan) 21,000 777,814
Omron Corp. (Japan) 55,000 1,492,861
PSI AG Gesellschaft (Germany)* 3,450 79,379
Samsung Electronics (South Korea) 13,900 4,599,986
STMicroelectronics NV (France) 53,934 3,398,394
Systematics AG (Germany) 23,500 1,312,474
TDK Corp. (Japan) 66,000 9,479,667
Tokyo Seimitsu Co., Ltd. (Japan) 23,300 3,118,232
Toshiba Corp. (Japan)* 541,000 6,103,171
Total Information Technology 58,429,214
Materials - 11.1%
Akzo Nobel NV (Netherlands) 75,800 3,220,300
Anglo American Platinum Corp.,
Ltd., ADR (South Africa) 120,476 3,472,239
Aracruz Celulose SA,
Sponsored ADR (Brazil) 87,400 1,687,913
Asahi Chemical Ind. Co.,
Ltd. (Japan) 277,000 1,957,966
Aventis SA (France) 74,681 5,354,478
Barrick Gold Corp. (Canada) 239,400 4,326,993
BASF AG (Germany) 105,688 4,247,906
Bayer AG (Germany) 87,326 3,408,173
BOC Group PLC (United Kingdom) 307,695 4,422,945
Broken Hill Proprietary Co.,
Ltd. (Australia) 804,467 9,501,952
Companhia Vale do Rio Doce,
Sponsored ADR (Brazil) 93,300 2,627,365
Impala Platinum Holdings,
ADR (South Africa) 79,100 2,942,433
Imperial Chemical Industries
PLC (United Kingdom) 476,000 3,777,635
Kymmene OY (Finland) 92,340 2,292,083
Nippon Paper Industries Co.,
Ltd. (Japan) 215,000 1,467,037
Rio Tinto PLC (United Kingdom) 229,290 3,746,937
SGL Carbon AG (Germany)* 22,300 1,482,836
Shin-Etsu Chemical Co.,
Ltd. (Japan) 43,000 2,180,293
Stillwater Mining
Co. (United States)* 114,100 3,180,538
Teijin, Ltd. (Japan) 1,165,000 5,676,500
Thyssen Krupp AG (Germany)* 91,600 1,491,032
Usinor SA (France) 88,000 1,073,694
WMC, Ltd. (Australia) 942,400 4,211,801
Total Materials 77,751,049
Telecommunication Services - 7.2%
BCE, Inc. (Canada) 41,284 979,108
British Telecommunications
PLC (United Kingdom) 225,200 2,910,005
Cable & Wireless
PLC (United Kingdom) 224,618 3,799,740
DDI Corp. (Japan) 321 3,085,811
Deutsche Telekom AG (Germany) 22,288 1,272,446
Nippon Telegraph &
Telephone Corp. (Japan) 722 9,594,459
NTT Mobile Communication
Network, Inc. (Japan) 201 5,436,785
Portugal Telecom SA (Portugal)* 380,100 4,267,488
SK Telecom Co., Ltd. (South Korea) 8,200 2,684,245
Swisscom AG (Switzerland) 8,268 2,863,618
Tele Danmark A/S (Denmark) 48,800 3,284,261
Telefonica SA (Spain)* 194,163 4,170,769
Teleglobe Inc. (Canada) 62,500 1,321,791
Vodafone Group
PLC (United Kingdom) 1,239,619 5,008,030
Total Telecommunication Services 50,678,556
Utilities - 6.1%
British Energy
PLC (United Kingdom) 277,762 754,405


The accompanying notes are an integral part of these financial statements.



Schedule of Portfolio Investments (unaudited)
Managers International Equity Fund
June 30, 2000
Utilities (continued)
Endesa SA (Spain) 203,200 3,936,161
Korea Electric Power (KEP)
Corp. (South Korea) 87,860 2,726,357
National Grid Group
PLC (United Kingdom) 716,268 5,646,519
National Power
PLC (United Kingdom) 758,349 4,830,797
Scottish Power
PLC (United Kingdom) 670,000 5,677,150
Suez Lyonnaise des Eaux (France) 41,229 7,222,807
Veba AG (Germany) 132,461 6,386,278
Vivendi (France) 59,181 5,223,436
Total Utilities 42,403,910
Total Common Stocks
(cost $559,248,373) 658,155,076
Short-Term Investments - 5.2%
Other Investment Companies - 4.1%1
Calvert Cash Reserves
Institutional Prime Fund, 6.47% 13,295,619 13,295,619
Harris Insight Money
Market Fund, 6.40% 9,754,857 9,754,857
JPM Prime Money
Market Fund, 6.26% 5,730,906 5,730,906
Total Other Investment Companies 28,781,382
Repurchase Agreement - 1.1%
State Street Bank & Trust Co.,
dated 06/30/00, due 07/03/00,
6.480%, total to be received
$8,041,340 (secured by $8,040,000
U.S. Treasury Notes 6.250%, due
02/15/03, market value
$8,200,800), at cost 8,037,000 8,037,000
Total Short-Term Investments
(cost $36,818,382) 36,818,382
Total Investments - 99.0%
(cost $596,066,755) 694,973,458
Other Assets, less Liabilities - 1.0% 7,043,300
Net Assets - 100.0% 702,016,758

See Notes to Schedules of Portfolio Investments on page 25.


The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Emerging Markets Equity Fund
June 30, 2000
Common Stocks - 97.3%
Consumer Discretionary - 10.4%
Asia Satellite Telecommunications
Holdings, Ltd. (Hong Kong) 68,000 232,467
Benpres Holdings
Corp. (Philippines)* 1,300,000 124,740
Grupo Televisa SA,
Sponsored GDR (Mexico)* 3,500 241,281
Li & Fung, Ltd. (Hong Kong) 90,000 450,260
Oriental Press Group,
Ltd. (Hong Kong)* 744,000 119,300
Resorts World Berhad (Malaysia)* 68,000 186,105
Vestel Electronic Sanayi ve
Ticaret AS (Turkey)* 500,000 151,109
Total Consumer Discretionary 1,505,262
Consumer Staples - 4.1%
Fomento Economico Mexicano
SA de CV (Mexico)* 29,000 123,705
Fomento Economico Mexicano
SA, Sponsored ADR (Mexico) 5,100 219,619
Mavesa SA (Venezuela) 81,000 253,125
Total Consumer Staples 596,449
Energy - 5.6%
OAO Lukoil Holding,
Sponsored ADR (Russia) 5,000 255,600
Sasol, Ltd. (South Africa) 40,000 268,239
Surgutneftegaz Jsc (Russia) 22,000 293,150
Total Energy 816,989
Financials - 18.3%
Akbank TAS (Turkey) 24,000,000 185,682
Banco Frances SA,
Sponsored ADR (Argentina) 6,400 138,400
Bank Leumi Le-Israel (Israel)* 92,000 189,949
Chilectra SA,
Sponsored ADR (a) (Chile)* 10,000 157,000
Chinatrust Commmercial
Bank (Taiwan)* 119,480 103,828
Commercial Bank
of Greece (Greece) 2,470 107,108
Credicorp, Ltd. (Peru) 22,300 200,700
H&CB, Sponsored GDR,
(a) (South Korea)* 14,173 326,688
Liberty Life Association of
Africa, Ltd. (South Africa) 10,000 95,063
OTP Bank Rt. (Hungary) 4,000 208,460
Public Bank Berhard (Malaysia) 228,000 228,000
Samsung Securities Co.,
Ltd. (South Korea) 7,200 158,203
Shinsegae Department Store Co.,
Preferred (South Korea) 4 141
Uniao de Bancos Brasileiros
SA, (Unibanco), Sponsored
GDR (Brazil) 11,000 316,250
Yapi ve Kredi Bankasi
AS (Turkey)* 20,900,000 232,441
Total Financials 2,647,913
Industrials - 13.0%
Barlow, Ltd. (South Africa) 24,000 143,257
Consorcio Ara SA de CV (Mexico)* 173,000 203,819
Orascom Construction Inds. (Egypt)* 20,000 229,076
Phoenixtec Power Co.,
Ltd. (Taiwan) 143,750 262,002
Pliva d.d., registered shares
GDR (Croatia)* 13,000 131,950
Richter Gedeon Rt.,
Sponsored GDR (Hungary) 3,500 186,375
Samsung Electronics, Ltd., GDR
representing 1/2 voting
shares (a) (South Korea) 2,800 547,400
Telekomunikacja Polska SA,
Sponsored GDR (a) (Poland)* 13,113 89,824
Telekomunikacja Polska SA,
Sponsored GDR (Poland)* 11,887 81,426
Total Industrials 1,875,129
Information Technology - 12.0%
Comparex Holdings,
Ltd. (South Africa) 40,000 70,450
Dimension Data Holdings
Ltd. (South Africa)* 20,000 165,365
Hon Hai Precision Ind. (Taiwan)* 28,000 253,344
Hyundai Electronics Inds.
Co., Ltd. (South Korea)* 11,500 226,901
Magic Software Enterprises
Ltd. (Israel)* 7,041 74,371
Prokom Software SA,
Sponsored GDR (a) (Poland)* 3,000 74,550
Shin Corp. Public Co.,
Ltd. (Thailand)* 29,000 152,495
Siliconware Precision Inds.
Co., Sponsored ADR (Taiwan) 19,286 178,396
Siliconware Precision Inds.
Co. (Taiwan)* 129,350 290,485
Taiwan Semiconductor
Manufacturing Co. (Taiwan)* 52,976 251,733
Total Information Technology 1,738,090
Materials - 10.1%
Antofagasta PLC (Chile) 20,638 110,857
BorsodChem Rt. (Hungary)* 4,000 123,534
Companhia Vale do Rio Doce,
Sponsored ADR (Brazil) 10,300 290,052
Hindalco Industries, Ltd.,
Sponsored GDR (a) (India) 20,000 385,000
KGHM Polska Miedz SA (Poland) 35,000 262,034
Pohang Iron & Steel Co.,
Ltd. (South Korea) 1,350 114,536
Siderca S.A.I.C. (Argentina) 75,000 172,593
Total Materials 1,458,606
Telecommunication Services - 22.1%
Celular CRT Participacoes SA,
Preferred (Brazil)* 750,000 328,528
China Telecom Ltd.,
Sponsored ADR (Hong Kong)* 2,000 355,625
Embratel Participacoes SA,
Sponsored ADR (Brazil)* 13,600 321,300
Hellenic Telecommunications
Organization SA (Greece) 10,000 245,019
Nortel Inversora SA,
Sponsored ADR (Argentina) 12,000 228,000
Orckit Communications, Ltd. (Israel)* 6,000 180,000
Philippine Long Distance Telephone
Co., Sponsored ADR (Philippines) 8,100 143,775
PT Indosat (Persero) TBK,
Sponsored ADR (Indonesia) 18,000 204,750
SK Telecom Co., Ltd.,
Sponsored ADR (South Korea) 7,000 254,188
Tele Norte Leste
Participacoes SA (Brazil) 240 5,671
Telefonos de Mexico SA,
Sponsored ADR (Mexico) 5,220 298,193
Telesp Celular
Participacoes SA (Brazil) 6,740 302,457
Videsh Sanchar Nigam, Ltd.,
Sponsored GDR (a) (India) 21,800 332,450
Total Telecommunication Services 3,199,956

The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Emerging Markets Equity Fund
June 30, 2000
Utilities - 1.7%
Huaneng Power
International, Inc. (Hong Kong) 764,000 249,913
Total Common Stocks
(cost $12,599,693) 14,088,307
Other Investment Companies - 2.3%1
Calvert Cash Reserves Institutional
Prime Fund, 6.47% 160,441 160,441
JPM Prime Money
Market Fund, 6.26% 172,823 172,823
Total Other Investment Companies
(cost $333,264) 333,264
Total Investments - 99.6%
(cost $12,932,957) 14,421,571
Other Assets, less Liabilities - 0.4% 62,323
Net Assets - 100.0% 14,483,894
See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.





Schedule of Portfolio Investments (unaudited)
Managers Bond Fund
June 30, 2000
Security Description Value
Corporate Bonds - 63.1%
Asset Backed - 1.2%
Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.227%, 03/17/28 500,000 468,564
Convertible Bonds - 12.5%
Loews Corp., Sub., 3.125%, 09/15/07 2,210,000 1,900,953
Noram Energy, Sub., 6.000%, 03/15/12 475,000 413,250
Thermo Electron Corp., 4.250%, 01/01/03 (a) 1,000,000 922,500
Thermo Instrument System, 4.500%, 10/15/03 (a) 550,000 486,063
Thermo Terratech, Inc., Euro-dollar, Sub., 4.625%, 05/01/03 450,000
387,000
Thermo Terratech, Inc., Sub., 4.625%, 05/01/03 (a) 456,000 405,840
Xerox Corp., Convertible, 0.570%, 04/21/18 850,000 445,188
Total Convertible Bonds 4,960,794
Finance - 15.7%
Bell Atlantic Financial Services, Euro-dollar, 5.750%, 04/01/03 750,000
733,125
Camden Property Trust, 7.000%, 11/15/06 250,000 237,562
First Industrial L.P., 7.600%, 12/01/17 1,750,000 1,462,230
First Industrial L.P., Medium Term, 7.500%, 12/01/17 645,000 553,862
Highwoods/Forsyth L.P., Senior, 7.500%, 04/15/98 2,250,000 1,891,732
Keycorp Capital II, 6.875%, 03/17/29 500,000 391,460
Meditrust, 7.000%, 08/15/07 500,000 335,000
Spieker Properties, Inc., 7.350%, 12/01/17 250,000 217,232
U.S. West Capital Funding Inc., 6.875%, 07/15/28 500,000 429,475
Total Finance 6,251,678
Industrials - 33.7%
Anadarko Petroleum Corp., 6.625%, 01/15/28 500,000 405,975
Anadarko Petroleum Corp., 7.200%, 03/15/29 750,000 685,985
APL, Ltd., 8.000%, 01/15/24 250,000 127,944
Atlas Air, Inc., Series B, 7.680%, 01/02/14 977,534 908,510
Baker Hughes Inc., 0.000%, 05/05/08 4 1,550,000 1,208,070
Bausch & Lomb, Inc., 7.125%, 08/01/28 500,000 382,165
Dell Computer Corp., 7.100%, 04/15/28 750,000 656,243
Delphi Automotive Sytems, 7.125%, 05/01/29 200,000 171,627
Delta Air Lines, 8.300%, 12/15/29 500,000 438,527
Ford Motor Co., 6.375%, 02/01/29 1,000,000 816,214
Global Marine, 7.000%, 06/01/28 250,000 218,143
International Paper Co., 6.875%, 11/01/23 250,000 207,016
Kellwood Co., 7.625%, 10/15/17 250,000 192,623
Kmart Corp., 7.950%, 02/01/23 250,000 197,551
Lockheed Martin Corp., 7.750%, 05/01/26 250,000 235,006
Lockheed Martin Corp., 8.500%, 12/01/29 500,000 509,129
MacMillan Bloedel, Ltd., 7.700%, 02/15/26 1,350,000 1,211,909
Pennzoil-Quaker State, 7.375%, 04/01/29 250,000 187,531
Pepsi Bottling Group Inc., Senior, 7.000%, 03/01/29 600,000 538,313
Philip Morris Cos., Inc., 7.750%, 01/15/27 500,000 423,630
Pioneer-Standard Electronics, Inc., Senior, 8.500%, 08/01/06 250,000
240,451
Pulte Corp., 7.625%, 10/15/17 500,000 397,920
Raytheon Co., 7.200%, 08/15/27 1,000,000 872,176
Seagate Technology, Inc., 7.875%, 03/01/17 250,000 211,092
Security Capital Group, 7.700%, 06/15/28 750,000 634,169
Time Warner Inc., 6.625%, 05/15/29 250,000 210,236
Trinet Corporate Realty Trust, Inc., Senior, 7.700%, 07/15/17 500,000
354,670
TRW, Inc., 6.650%, 01/15/28 250,000 195,930
Westvaco Corp., 7.000%, 08/15/23 250,000 206,834
Woolworth Corp., 8.500%, 01/15/22 570,000 381,900
Total Industrials 13,427,489
Total Corporate Bonds
(cost $27,216,895) 25,108,525
Foreign Corporate Obligations - 15.9%
Cerro Negro Finance, Ltd., 7.900%, 12/1/20 (a) 500,000 405,850
Compania De Transporte Energia, Senior, 9.250%, 04/01/08 (a) 700,000
617,750
Empresa Nacional De Electricid, Yankee, 7.875%, 02/01/27 250,000
213,032
Korea Electric Power Corp., Yankee, 7.400%, 04/01/16 986,836 910,283
Loxley Public Co., Euro-dollar, 2.500%, 04/04/01 400,000 132,000
Magna International Inc., Yankee, 4.875%, 02/15/05 750,000 676,875
PDVSA Finance, Ltd, Series 98-1, 7.500%, 11/15/28 1,000,000 738,087


The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Bond Fund
June 30, 2000
Foreign Corporate Obligations (continued)
PDVSA Finance, Ltd., Series 98-1, 7.400%, 08/15/16 300,000 234,282
Pemex Finance Ltd., 8.875%, 11/15/10 500,000 497,705
Samsung Electronics Ltd., Sinking Fund, 7.700%, 10/01/27 (a) 500,000
375,000
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a) 500,000 435,924
Telekom Malaysia Berhad, Convertible, 4.000%, 10/03/04 300,000 260,640 Tenaga Nasional Berhad, 7.500%, 11/01/25 (a) 1,000,000 819,990
Total Foreign Corporate Obligations
(cost $6,908,152) 6,317,418
Foreign Government and Agency Obligations - 11.0%
British Columbia Province, Generic Residual, Canada, 0.000%, 08/23/24 4 CAD 9,925,000 1,431,413
Government of Poland, registered Past Due Interest Brady
Step-up, 6.000%, 10/27/14 USD 250,000 222,825
Manitoba Province, Canada, Medium Term, 6.500%, 09/22/17 CAD
1,800,000 1,221,799
Ontario Hydro, 0.000%, 10/15/21 4 CAD 1,700,000 293,365
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16 CAD
254,520 167,658
Republic of South Africa, Yankee, 8.500%, 06/23/17 USD 1,175,000
1,042,812
Total Foreign Government and Agency Obligations
(cost $4,210,652) 4,379,872
Federal National Mortgage Association - 0.5%
6.000%, 7/01/29(cost $216,191) 238,309 218,127
Preferred Stock - 3.0%
Entergy Louisiana, Inc., 4.440% 226 12,924
Entergy New Orleans, Inc., 4.750% 482 26,133
Equity Residential Properties, 7.25% 2,500 56,250
EVI Inc., 5.000% 7,500 345,000
Pacific Gas & Electric Co., 5.000% 25,100 429,838
Southern California Edison Co., 4.32% 10,000 128,750
Union Electric Co., 3.500% 350 15,378
Wisconsin Electric Power Co., 3.600% 3,746 172,316
Total Preferred Stock
(cost $1,107,078) 1,186,589
Other Investment Companies - 3.2%
JPM Prime Money Market Fund, 6.26%1 (cost $1,263,090) 1,263,090
1,263,090
Total Investments - 96.7%
(cost $40,922,058) 38,473,621
Other Assets, less Liabilities - 3.3% 1,298,215
Net Assets - 100.0% 39,771,836
Security Ratings (unaudited)
The composition of long-term debt holdings as a percentage of the total value of investments in securities is as follows:
S&P's/Moody's Ratings
Gov't/AAA 1 %
AA 4
A 30
BBB 52
BB 2
Not Rated 11
100%

See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.









Schedule of Portfolio Investments (unaudited)
Managers Global Bond Fund
June 30, 2000
Foreign Government and Agency Obligations - 62.6%
Bundes, Series 00, 5.250%, 07/04/10 EUR 1,500,000 1,435,344
Bundes, Series 98, 5.250%, 01/04/08 EUR 1,040,000 994,974
Bundes, Series 99, 3.000%, 06/15/01 EUR 360,000 338,021
Bundes, Series 99, 3.750%, 01/04/09 EUR 150,000 128,913
Bundes, Series 99, 5.375%, 01/04/10 EUR 1,070,000 1,032,766
Canadian Government, 5.125%, 01/22/02 USD 450,000 437,279
Canadian Government, 6.000%, 06/01/08 CAD 550,000 373,495
Denmark Government, 8.000%, 03/15/06 DKK 3,000,000 424,914
Dutch Government, 5.250%, 07/15/08 EUR 674,317 640,552
Israel Government, 7.750%, 03/15/10 USD 50,000 49,620
Italy Government, 0.375%, 05/12/02 JPY 20,000,000 188,455
Italy Government, 5.000%, 05/01/08 EUR 630,000 582,229
Kingdom of Denmark, 6.000%, 11/15/09 DKK 6,030,000 787,726
Kingdom of Denmark, 6.000%, 11/15/11 DKK 6,510,000 851,097
Kingdom of Norway, 5.500%, 05/15/09 NOK 2,200,000 244,729
Kingdom of Norway, 6.750%, 01/15/07 NOK 2,400,000 285,494
Kingdom of Spain, 5.150%, 07/30/09 EUR 900,000 837,293
Kingdom of Spain, 6.000%, 01/31/29 EUR 631,062 621,754
Kingdom of Sweden, 5.000%, 01/28/09 SEK 800,000 88,798
Kingdom of Sweden, Series 1038, 6.500%, 10/25/06 SEK 4,500,000 541,837
Mexico United States, Series 144A, 7.500%, 03/08/10 EUR 1,010,000
923,267
Netherlands Government, 3.750%, 07/15/09 EUR 250,000 212,063
Netherlands Government, 5.750%, 02/15/07 EUR 250,000 244,523
Republic of Italy, 3.500%, 06/20/01 JPY 30,000,000 291,857
Republic of Italy, 6.500%, 11/01/27 EUR 577,494 592,463
Sweden Government, Series 1044, 3.500%, 04/20/06 SEK 3,000,000 309,711
United Kingdom Treasury, 5.750%, 12/07/09 GBP 800,000 1,263,256
Total Foreign Government and Agency Obligations
(cost $15,806,313) 14,722,430
Foreign Corporate Obligations - 3.9%
Amoco Corp., 6.000%, 06/09/08 USD 450,000 409,905
Diageo Capital PLC, 6.625%, 06/24/04 USD 200,000 195,202
LCR Finance PLC, 4.750%, 12/31/10 (a) GBP 100,000 135,876
Westpac Banking Floating, Series 144A, 0.235%, 09/24/01(a) 5 JPY
10,000,000 94,128
Westpac Banking, 0.875%, 09/22/03 JPY 10,000,000 93,964
Total Foreign Corporate Obligations
(cost $1,009,535) 929,075
U.S. Government Obligations - 13.0%
U.S. Treasury Notes, 3.875%, 01/15/09 USD 208,784 205,588
U.S. Treasury Notes, 6.500%, 02/15/10 USD 2,753,000 2,847,207
Total U.S. Government and Agency Obligations
(cost $3,022,109) 3,052,795
Corporate Bonds - 4.3%
Asset Backed - 1.9%
AT&T Universal Card Master Trust, Series 1996-3, Class A, 09/17/03 USD 200,000 200,060
General Motors Acceptance Corp., Floating, 0.245%, 07/26/02 5 JPY 25,000,000 235,262
Total Asset Backed 435,322
Finance - 0.4%
National Westminster Bank, 9.450%, 05/01/01 USD 100,000 101,807
Industrials - 2.0%
Conoco, Inc., Senior, 5.900%, 04/15/99 USD 300,000 285,777
IBM Corp., 0.900%, 04/14/03 JPY 20,000,000 188,267
Total Industrials 474,044
Total Corporate Bonds
(cost $1,008,239) 1,011,173

The accompanying notes are an integral part of these financial statements.





Managers Global Bond Fund
June 30, 2000
Schedule of Portfolio Investments (unaudited)
Short-Term Investments - 21.0%
Other Investment Companies - 11.4%1
Calvert Cash Reserves Institutional Prime Fund, 6.47% 915,901 915,901 CitiFunds Institutional Liquid Reserves, 6.53% 1,004,594 1,004,594 JPM Prime Money Market Fund, 6.26% 754,248 754,248
Total Other Investment Companies 2,674,743
Repurchase Agreement - 9.6%
State Street Bank & Trust Co., dated 06/30/00, due 07/03/00, 5.750%, total to be received $2,262,797 (secured by $2,290,000 FNMAs 5.940%, due 09/04/01, market value $2,310,038), at cost 2,261,713 2,261,713
Total Short-Term Investments
(cost $4,936,456) 4,936,456
Total Investments - 104.8%
(cost $25,782,652) 24,651,929
Other Assets, less Liabilities - (4.8)% (1,126,170)
Net Assets - 100.0% 23,525,759

See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements.





Schedule of Portfolio Investments (unaudited)
Managers Short and Intermediate Bond Fund
June 30, 2000
Corporate Bonds - 67.7%
Asset Backed - 28.8%
Advanta Mortgage Loan Trust, Series 97-4, Class A4, Ambac insured, 6.660%, 03/25/22 125,000 123,175
American Expredit Credit Account 2000-1 A, 7.400%, 09/17/07 350,000
350,648
Americredit Auto Receivables, Series 99-B, Class A4, 5.960%, 03/12/06 350,000 341,509
BankBoston Home Equity Loan Trust, 6.220%, 02/25/13 350,000 346,899
Chase Manhattan Credit Card, Series 1996-3, Class A, 7.040%, 02/15/05 350,000 349,342
Delta Funding Home Equity Loan Trust, Series 98-2, Class A3F, 6.240%, 05/15/25 500,000 492,380
EQCC Home Equity Loan Trust, Series 1997-1, Class A7, FGIC insured, 7.120%, 05/15/28 324,299 322,091
Ford Credit Auto Owner Trust, Series 1997-B, Class B, 6.400%, 05/15/02 500,000 495,240
Green Tree Financial Corp., Series 98-1, Class A3, 5.950%, 04/01/13 300,000 296,718
Green Tree Financial Corp., Series 98-6, Class A3, 5.930%, 04/01/09 200,000 198,936
IMC Home Equity Loan Trust, Series 98-1, Class A3, 6.410%, 04/20/18 400,000 395,500
Indymac Manufactured Housing Contract, Series 98-2, Class A2, 6.170%, 12/25/11 344,852 339,797
Oakwood Mortgage Investors Inc., Series 97-A, Class A3, 6.650%, 05/15/27 220,703 219,431
Residential Asset Securities Corp., Series 00-KS1, Class AI2, 7.615%, 12/25/14 289,278 288,361
Residential Asset Securities Corp., Series 99-KS1, Class AI2, 6.000%, 04/25/20 355,000 348,298
UCFC Loan Trust, Series 93-B1, Class A1, FGIC insured, 6.075%, 07/25/14 77,373 75,123
Vendee Mortgage Trust, Series 1995-1C, Class 3H, 8.000%, 11/15/03
350,000 353,937
Total Asset Backed 5,337,385
Finance - 20.1%
American Health Properties, Inc., 7.050%, 01/15/02 350,000 340,305
Avalon Bay Communities, Senior, 6.500%, 07/15/03 300,000 288,444
Conseco Inc., 6.400%, 02/10/03 300,000 205,500
Crestar Financial Corp., 8.250%, 07/15/02 325,000 330,212
First Interstate Bancorp., Sub., 9.900%, 11/15/01 225,000 232,459
Florida Windstorm Underwriters, 6.500%, 08/25/02 350,000 343,287
Ford Motor Credit Co., 6.700%, 07/16/04 375,000 363,323
General Electric Capital, 5.650%, 03/31/03 375,000 360,702
IBM Credit Corp., Medium Term, 6.450%, 11/12/02 350,000 344,005
Lehman Brothers, 7.000%, 05/15/03 350,000 341,633
Norwest Financial, Inc., Senior, 6.375%, 09/15/02 250,000 244,955
US Bancorp, 6.875%, 12/01/04 350,000 340,184
Total Finance 3,735,009
Industrials - 17.5%
Comdisco, Inc., 6.130%, 0/01/01 350,000 345,538
Cox Communications, Inc., 6.150%, 08/01/03 350,000 336,249
CSX Corp., 5.850%, 12/01/03 350,000 327,093
Home Depot, Inc., The, 6.500%, 09/15/04 200,000 198,129
Kaufman & Broad Home Corp., Senior, 7.750%, 10/15/04 150,000 136,500
Qwest Communications International, Inc., Series B, Step-up, 8.409%,
 02/01/08 5 225,000 180,464
Royal Caribbean Cruises, Ltd., Senior, 8.125%, 07/28/04 325,000 312,280
Safeway Inc., 7.000%, 09/15/02 350,000 346,084
Sprint Capital Corp., 5.700%, 11/15/03 175,000 165,334
TCI Communications, Inc., Senior, 8.650%, 09/15/04 400,000 415,303
Tyco International Ltd., 6.500%, 11/01/01 250,000 248,567
WMX Technologies Inc., 7.100%, 08/01/26 250,000 234,965
Total Industrials 3,246,506
Utilities - 1.3%
Cleveland Electric Illuminating Co., 7.430%, 11/01/09 25,000 23,572 Cleveland Electric Illuminating Co., 9.500%, 05/15/02 100,000 101,186 Niagara Mohawk Power Corp., Series E, 7.375%, 07/01/03 113,415 111,591
Total Utilities 236,349
Total Corporate Bonds
(cost $12,945,386) 12,555,249
Foreign Corporate Obligations - 3.3%
Banco Latinomericano SA, 6.500%, 04/02/01 250,000 248,380
Brascan, Ltd., 7.375%, 10/01/02 225,000 220,295
St. George Bank, Ltd., Floating Rate, 6.894%, 11/29/01 5 150,000 150,045
Total Foreign Corporate Obligations
(cost $630,473) 618,720


The accompanying notes are an integral part of these financial statements.




Schedule of Portfolio Investments (unaudited)
Managers Short and Intermediate Bond Fund
June 30, 2000
U.S. Government and Agency Obligations - 23.0%
Federal Home Loan Bank, 5.875% 08/15/01 1,000,000 989,060
Federal National Mortgage Association, 5.625%, 05/14/04 1,700,000
1,619,522
Federal National Mortgage Association, 6.140%, 06/12/02 250,000 246,485 U.S. Treasury Notes, 5.750%, 08/15/03 600,000 589,782
U.S. Treasury Notes, 6.625%, 04/30/02 100,000 100,250
U.S. Treasury Notes, 7.875%, 11/15/04 675,000 714,764
Total U.S. Government and Agency Obligations
(cost $4,254,738) 4,259,863
Short-Term Investments - 8.8%
Federal Home Loan Bank - 3.9%
Discount Notes, 0.000%, 07/07/00 4 725,000 724,217
Other Investment Companies - 4.9%
JPM Prime Money Market Fund, 6.26%1 907,642 907,641
Total Short-Term Investments
(cost $1,631,858) 1,631,858
Total Investments - 102.8%
(cost $19,462,456) 19,065,690
Other Assets, less Liabilities - (2.8)% (511,029)
Net Assets - 100.0% 18,554,661
Security Ratings (unaudited)
The composition of long-term debt holdings as a percentage of the total value of investments in securities is as follows:
S&P's/Moody's Ratings
Gov't/AAA 47 %
AA 9
A 15
BBB 19
BB 2
Not Rated 8
100%
See Notes to Schedules of Portfolio Investments on page 25.

The accompanying notes are an integral part of these financial statements





Notes to Schedules of Portfolio Investments (unaudited)
The following footnotes and abbreviations are a reference point for the Statements of Portfolio Investments on pages 7 through 24:
At June 30, 2000, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:
Fund Cost Appreciation Depreciation Net
Income Equity $ 49,318,394 $ 3,430,671 ($ 2,495,344) $ 935,327
Capital Appreciation 321,580,012 74,944,268 (19,976,803) 54,967,465
Small Company 6,298,043 112,814 (130,146) (17,332)
Special Equity 1,698,232,159 655,909,807 (152,421,477) 503,488,330
International Equity 603,961,628 118,906,020 (27,894,189) 91,011,830
Emerging Markets 12,932,957 2,858,087 (1,369,473) 1,488,614
Bond 40,922,058 889,937 (3,338,374) (2,448,437)
Global Bond 25,782,652 158,432 (1,289,155) (1,130,723)
Short and Intermediate Bond 19,467,909 19,785 (422,004) (402,219)
* Non-incoming producing security
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At
June 30, 2000, the value of these securities amounted to the following:
Fund Market Value % of Net Assets
Emerging Markets $1,912,912 13.2%
Bond 4,468,917 11.2%
Global Bond 230,004 1.0%
1 Yields shown for each investment company represents the June 30, 2000, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
2 Some or all of these shares were out on loan to various brokers as of June 30, 2000, amounting to:
Fund Market Value % of Net Assets
Capital Appreciation $11,820,313 3.3%
Special Equity 45,218,682 2.1%
3 Collateral received from brokers for securities lending were invested in these short-term investments or government investments.
4 Zero coupon security.
5 Variable rate security. Coupon rate disclosed is that in effect at June 30, 2000.
Investments Definitions and Abbreviations:
ADR/GDR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, repre-senting ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Deposi-tary
Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. Sponsored ADR/
GDRs are initiated by the underlying foreign company.
AMBAC: Ambac Assurance Corp.
FGIC: Financial Guaranty Insurance Co.
FNMA: Federal National Mortgage Association
New York registered shares: A security whose shares are registered on the New York Stock Exchange.
Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.
Yankee Bond: A foreign bond denominated in U.S. dollars and registered with the Securities and Exchange Commission for sale in the United States.
Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S.
Dollar (USD):
CAD: Canadian Dollar
DKK: Danish Krone
EUR: euro
GBP: British Pound
JPY: Japanese Yen
NOK: Norwegian Krone
SEK: Swedish Krona



Statements of Assets and Liabilities
June 30, 2000 (unaudited)
Managers Managers Managers
Income Capital Small
Equity Appreciation Company
Fund Fund Fund
Assets:
Investments at value* 50,253,721 $ 376,547,477 $ 6,280,711 $
Cash 5,766 2,157 7,524,416
Foreign currency** - - -
Receivable for investments sold 45,853 4,542,337 40,935
Receivable for Fund shares sold 44,327 440,121 10,261
Receivable for open forward foreign currency contracts - - - Dividends, interest and other receivables 54,176 32,932 140
Prepaid expenses 7,911 15,088 -
Reimbursement receivable - - 3,206
Deferred organization expenses - - -
Total assets 50,411,754 381,580,112 13,859,669
Liabilities:
Payable for Fund shares repurchased 582 545,140 162
Payable upon return of securities loaned - 11,696,348 -
Payable for investments purchased 1,906,474 6,727,898 5,322,084 Payable for open forward foreign currency contracts - - -
Payable for closed forward foreign currency contracts, net - - -
Accrued expenses:
Investment advisory and management fees 28,933 229,748 282 Administrative fees 9,644 71,796 78
Other 48,106 134,087 3,252
Total liabilities 1,993,739 19,405,017 5,325,858
Net Assets 48,418,015 $ 362,175,095 $ 8,533,811 $
Shares outstanding 1,770,442 5,925,452 855,160
Net asset value, offering and redemption price per share $27.35 $61.12
$9.98
Net Assets Represent:
Paid-in capital 41,994,972 $ 280,601,693 $ 8,551,611 $
Undistributed net investment income (loss) (9,067) (1,288,573) (170) Accumulated net realized gain (loss) from investments and foreign currency transactions 5,379,024 27,243,864 (298)
Net unrealized appreciation (depreciation) of investments
and foreign currency contracts and translations 1,053,086 55,618,111
(17,332)
Net Assets 48,418,015 $ 362,175,095 $ 8,533,811 $
* Investments at cost 49,200,635 $ 320,929,366 $ 6,298,043 $
Foreign currency at cost - - - **

The accompanying notes are an integral part of these financial statements.



Managers Managers
Managers Managers Emerging Managers Short and
Special International Markets Managers Global Intermediate
Equity Equity Equity Bond Bond Bond
Fund Fund Fund Fund Fund Fund
2,201,720,489 $ 694,973,458 $ 14,421,571 $ 38,473,621 $ 24,651,929
$ 19,065,690 $
- 2,238,121 228 - - -
- 9,102,073 72,341 - 1,393,729 -
41,388,505 4,626,077 - - 1,689,126 177,694
8,452,642 1,823,932 26,447 640,922 21,432 17,589
- 45,190,231 - - 10,481,475 -
691,087 1,547,302 236 707,014 427,485 240,896
47,361 30,717 6,640 7,283 7,023 6,338
- - - - - -
- - 5,532 - - -
2,252,300,084 759,531,911 14,532,995 39,828,840 38,672,199 19,508,207
891,540 5,229,484 3,001 - 5,953 75,611
46,055,909 - - - - -
48,965,450 5,186,231 - - 4,558,231 839,286
- 46,003,401 - - 10,498,581 -
- - - - 33,914 -
1,524,860 522,176 8,882 19,819 12,310 7,147
423,572 145,049 2,961 7,928 3,517 3,573
402,163 428,812 34,257 29,257 33,934 27,929
98,263,494 57,515,153 49,101 57,004 15,146,440 953,546
2,154,036,590 $ 702,016,758 $ 14,483,894 $ 39,771,836 $ 23,525,759
$ 18,554,661 $
20,901,482 12,396,532 1,074,916 1,829,132 1,247,247 989,561
$103.06 $56.63 $13.47 $21.74 $18.86 $18.75
1,341,928,735 $ 535,519,913 $ 11,920,742 $ 41,927,804 $ 25,685,481
$ 29,582,635 $
(1,934,236) (2,445,304) (20,247) (2,315) 409,720 5,566
306,906,115 70,792,495 1,095,164 294,810 (1,394,663) (10,636,775)
507,135,976 98,149,654 1,488,235 (2,448,463) (1,174,779) (396,765)
2,154,036,590 $ 702,016,758 $ 14,483,894 $ 39,771,836 $ 23,525,759
$ 18,554,661 $
1,694,584,513 $ 596,066,755 $ 12,932,957 $ 40,922,058 $ 25,782,652
$ 19,462,455 $
- 9,008,242 72,718 - 1,397,699 -

The accompanying notes are an integral part of these financial statements.



The accompanying notes are an integral part of these financial statements. Statements of Operations
For the six months ended June 30, 2000 (unaudited)
Managers Managers Managers
Income Capital Small
Equity Appreciation Company
Fund Fund Fund*
Investment Income:
Dividend income 353,295 $ 126,367 $ - $
Interest income 61,738 504,514 236
Foreign withholding tax (1,303) (11,856) -
Security lending fees 817 123,373 -
Total investment income 414,547 742,398 236
Expenses:
Investment advisory and management fees 162,260 1,325,596 281 Administrative fees 54,087 414,249 78
Transfer agent 31,746 173,281 585
Custodian 29,484 81,599 919
Professional fees 11,244 17,936 1,075
Registration 7,271 23,947 598
Insurance 987 1,913 -
Trustees 1,756 6,729 8
Amortization of organization expense - - -
Miscellaneous 9,602 21,181 68
Total expenses before offsets 308,437 2,066,431 3,612
Less: Fee waivers - - -
Expense reimbursement - - (3,206)
Expense reductions (12,696) (35,460) -
Net expenses 295,741 2,030,971 406
Net investment income (loss) 118,806 (1,288,573) (170)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment transactions 4,866,507 17,691,209
(298)
Net realized loss on foreign currency contracts and transactions - - -
Net unrealized appreciation (depreciation) of investments (5,138,220) (30,904,061) (17,332)
Net unrealized depreciation on
foreign currency contracts and translations - - -
Net realized and unrealized gain (loss) (271,713) (13,212,852) (17,630) Net Increase (Decrease) in Net Assets
Resulting from Operations (152,907) $ (14,501,425) $ (17,800) $
*Investment operations commenced June 19, 2000.

The accompanying notes are an integral part of these financial statements.

                                              28

Managers Managers
Managers Managers Emerging Managers Short and
Special International Markets Managers Global Intermediate
Equity Equity Equity Bond Bond Bond
Fund Fund Fund Fund Fund Fund
3,478,052 $ 7,595,352 $ 99,140 $ 23,405 $ - $ - $
5,754,631 1,247,408 19,374 1,456,544 545,454 599,813
- (1,031,674) (7,725) (1,815) (408) (536)
302,849 - - 906 - 347
9,535,532 7,811,086 110,789 1,479,040 545,046 599,624
8,431,178 3,098,869 80,548 113,714 69,943 44,249
2,341,994 860,797 17,510 45,485 19,984 22,125
512,863 328,210 34,748 24,290 20,913 14,601
304,429 443,637 19,538 11,894 18,808 7,800
43,861 25,244 6,147 8,442 10,848 12,238
60,152 26,453 5,843 6,268 5,802 5,561
15,510 8,944 101 502 347 284
43,762 19,010 272 1,190 667 553
- - 1,055 - - -
54,382 36,764 5,359 3,553 2,407 2,028
11,808,131 4,847,928 171,121 215,338 149,719 109,439
- - (39,759) - - -
- - - - - -
(43,299) (28,125) (326) (834) (171) (99)
11,764,832 4,819,803 131,036 214,504 149,548 109,340
(2,229,300) 2,991,283 (20,247) 1,264,536 395,498 490,284
244,447,663 65,526,298 588,326 (33,853) (277,463) (144,698)
- (734,761) (11,403) (469) (820,664) -
(25,657,095) (87,620,997) (1,784,609) 538,027 175,255 (1,887)
- (828,947) - (525) (37,870) -
218,790,568 (23,658,407) (1,207,686) 503,180 (960,742) (146,585)
216,561,268 $ (20,667,124) $ (1,227,933) $ 1,767,716 $ (565,244) $ 343,699


The accompanying notes are an integral part of these financial statements.



Statements of Changes in Net Assets
For the six months ended June 30, 2000, (unaudited) and for the fiscal year ended December 31, 1999
Managers Income Equity
Fund
Managers Capital
Appreciation Fund
2000 1999 2000 1999
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss) 118,806 $ 527,337 $ (1,288,573) $ (1,099,872)

Net realized gain (loss) on investments
and foreign currency transactions 4,866,507 8,248,709 17,691,209
42,947,204
Net unrealized appreciation (depreciation)
of investments and foreign
currency translations (5,138,220) (6,175,222) (30,904,061) 65,219,481
Net increase (decrease) in net assets
resulting from operations (152,907) 2,600,824 (14,501,425) 107,066,813
Distributions to Shareholders:
From net investment income (136,666) (524,821) - -
From net realized gain on investments - (5,593,496) - (25,681,317)
Total distributions to shareholders (136,666) (6,118,317) - (25,681,317)
From Capital Share Transactions:
Proceeds from sale of shares 15,599,861 14,667,822 237,017,594
141,945,105
Net asset value of shares issued
in connection with reinvestment
of dividends and distributions 137,324 5,824,403 - 24,514,976
Cost of shares repurchased (9,501,032) (43,894,423) (108,828,414)
(87,549,367)
Net increase (decrease) from
capital share transactions 6,236,153 (23,402,198) 128,189,180 78,910,714
Total increase (decrease) in net assets 5,946,580 (26,919,691) 113,687,755
160,296,210
Net Assets:
Beginning of period 42,471,435 69,391,126 248,487,340 88,191,130
End of period 48,418,015 $ 42,471,435 $ 362,175,095 $ 248,487,340 $
End of period undistributed
net investment income (loss) (9,067) $ 8,793 $ (1,288,573) $ - $
Share Transactions:
Sale of shares 570,331 465,736 3,678,549 3,061,447
Shares issued in connection with
reinvestment of dividends and distributions 4,998 212,243 - 416,143
Shares repurchased (349,318) (1,396,000) (1,818,887) (2,022,232)
Net increase (decrease) in shares 226,011 (718,021) 1,859,662 1,455,358


The accompanying notes are an integral part of these financial statements.

                                                     30





Managers Small
Company
Managers Special Equity Fund
Managers International
Equity Fund
2000 2000 1999 2000 1999
(170) $ (2,229,300) $ (4,841,730) $ 2,991,283 $ 3,986,809 $
(298) 244,447,663 174,421,927 64,791,537 35,317,046
(17,332) (25,657,095) 356,613,714 (88,449,944) 109,375,735
(17,800) 216,561,268 526,193,911 (20,667,124) 148,679,590
- - - - (4,081,802)
- - (46,045,625) - (24,490,724)
- - (46,045,625) - (28,572,526)
8,551,773 1,097,712,843 1,339,252,873 767,973,142 1,092,699,983
- - 40,517,245 - 22,987,277
(162) (703,387,327) (1,276,707,583) (749,498,203) (1,084,411,449)
8,551,611 394,325,516 103,062,535 18,474,939 31,275,811
8,533,811 610,886,784 583,210,821 (2,192,185) 151,382,875
- 1,543,149,806 959,938,985 704,208,943 552,826,068
8,533,811 $ 2,154,036,590 $ 1,543,149,806 $ 702,016,758 $ 704,208,943 $
(170) $ $ (1,934,236) 295,064 $ (2,445,304) $ (5,436,587) $
855,176 11,055,890 20,425,960 13,794,610 21,214,217
- - 459,901 - 399,154
(16) (7,034,176) (19,682,513) (13,393,625) (20,935,298)
855,160 4,021,714 1,203,348 400,985 678,073

The accompanying notes are an integral part of these financial statements.

				31


Managers Emerging Markets Equity Fund
Managers Bond Fund
2000		1999		2000		1999
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	 $(20,247)	 $26,581
 $1,264,536 		 $2,174,397
Net realized gain (loss) on investments
and foreign currency transactions		 576,923
1,115,506 		 (34,322)		 329,556
Net unrealized appreciation (depreciation)
of investments and foreign
currency translations		 (1,784,609)		 3,932,126
 537,502 		 (1,239,846)

Net increase (decrease) in net assets
resulting from operations	 (1,227,933)		 5,074,213
 1,767,716 		 1,264,107

Distributions to Shareholders
From net investment income	 -    (25,422)	 (1,285,257)
(2,179,563)
From net realized gain on investments			 -
-   		 -   		 (123,589)

Total distributions to shareholders		 -
(25,422)		 (1,285,257)		 (2,303,152)

From Capital Share Transactions:
Proceeds from sale of shares	 8,311,390 		 7,151,953
 19,603,535 		 16,911,450
Net asset value of shares issued
in connection with reinvestment
of dividends and distributions		 -   		 21,982
1,214,438 		 2,149,195
Cost of shares repurchased			 (5,033,539)
(4,466,024)		 (14,917,922)		 (27,361,625)

Net increase (decrease) from
capital share transactions	 3,277,851 		 2,707,911
5,900,051 		 (8,300,980)

Total increase (decrease) in net assets	 2,049,918
7,756,702 		 6,382,510 		 (9,340,025)

Net Assets:
Beginning of period	 12,433,976 	 4,677,274 	 33,389,326
 42,729,351

End of period			 $14,483,894 		 $12,433,976
 $39,771,836 		 $33,389,326

End of period undistributed
net investment income (loss)			 $   (20,247)
$-   		 $(2,315)		 $      18,406

Share Transactions:
Sale of shares	 577,131 	 695,855 	 904,808 	 765,241
Shares issued in connection with
reinvestment of dividends and distributions		 -
1,532 		 56,206 		 97,204
Shares repurchased			 (349,796)
(453,848)		 (688,310)		 (1,231,495)
 -
Net increase (decrease) in shares		 227,335 		 243,539
 272,704 		 (369,050)


The accompanying notes are an integral part of these financial statements.

			32


Managers Short and
Intermediate Bond Fund
Managers Global Bond
Fund
2000 1999 2000 1999
395,498 $ 783,993 $ 490,284 $ 960,216 $
(1,098,127) (618,370) (144,698) (202,067)
137,385 (2,389,756) (1,887) (356,588)
(565,244) (2,224,133) 343,699 401,561
- (461,005) (488,088) (959,010)
- (212,152) - -
- (673,157) (488,088) (959,010)
7,681,444 10,011,840 5,163,194 7,003,243
- 649,992 458,864 880,013
(2,663,128) (10,758,415) (4,788,725) (7,868,443)
5,018,316 (96,583) 833,333 14,813
4,453,072 (2,993,873) 688,944 (542,636)
19,072,687 22,066,560 17,865,717 18,408,353
23,525,759 $ 19,072,687 $ 18,554,661 $ 17,865,717 $
409,720 $ $ 14,222 $ (5,566) $ 3,370
408,491 477,018 275,790 365,693
- -
- 33,384 24,495 45,916
(142,320) (515,429) (255,900) (410,853)
266,171 (5,027) 44,385 756

The accompanying notes are an integral part of these financial statements.

					33


Financial Highlights
For a share outstanding during the six months ended June 30, 2000, (unaudited) and thoughout each fiscal year ended December 31,
Managers Income Equity Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $27.50 $30.67 $31.06 $30.49 $28.43
$24.90
Income from Investment Operations:
Net investment income 0.08 0.30 0.41 0.67 0.76 0.87
Net realized and unrealized gain (loss) on investments (0.14) 0.91 3.10
7.27 3.97 7.47
Total from investment operations (0.06) 1.21 3.51 7.94 4.73 8.34
Less Distributions to Shareholders from:
Net investment income (0.09) (0.29) (0.41) (0.69) (0.76) (0.86)
Net realized gain on investments --- (4.09) (3.49) (6.68) (1.91) (3.95)
Total distributions to shareholders (0.09) (4.38) (3.90) (7.37) (2.67) (4.81)
Net Asset Value, End of Period $27.35 $27.50 $30.67 $31.06 $30.49 $28.43
Total Return 1 (0.18)% 4 4.15% 11.77% 27.19% 17.08% 34.36%
Rat io of net expenses to average net assets
1 1.37% 2 1.35% 1.28% 1.32% 1.44% 1.45%
Ratio of total expenses to average net assets
1 1.43% 2 1.35% 1.32% 1.35% 1.44% N/A
Ratio of net investment income to average net assets 0.55%
2 0.92% 1.26% 1.97% 2.63% 2.85%
Portfolio turnover 111% 4 94% 84% 96% 33% 36%
Net assets at end of period (000's omitted) $48,418 $42,471 $69,391
$64,946 $53,063 $37,807


Managers Capital Appreciation Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $61.12 $33.78 $24.24 $26.34 $27.14
$23.25
Income from Investment Operations:
Net investment income (loss) (0.22) (0.27) (0.23) (0.13)
3
0.09 0.09
Net realized and unrealized gain on investments 0.22 34.81 14.18 3.15 3.66
7.62
Total from investment operations 0.00 34.54 13.95 3.02 3.75 7.71
Less Distributions to Shareholders from:
Net investment income --- --- --- --- (0.10) (0.08)
Net realized gain on investments --- (7.20) (4.41) (5.12) (4.45) (3.74)
Total distributions to shareholders --- (7.20) (4.41) (5.12) (4.55) (3.82)
Net Asset Value, End of Period $61.12 $61.12 $33.78 $24.24 $26.34 $27.14
Total Return 1 0.00% 4 103.02% 57.41% 12.74% 13.73% 33.39%
Ratio of net expenses to average net assets
1 1.23% 2 1.26% 1.29% 1.26% 1.33% 1.36%
Ratio of total expenses to average net assets
1 1.25% 2 1.30% 1.36% 1.32% 1.38% N/A
Ratio of net investment income (loss) to average net assets (0.78)%
2 (0.86)% (0.80)% (0.45)% 0.34% 0.31%
Portfolio turnover 115% 4 200% 252% 235% 172% 134%
Net assets at end of period (000's omitted) $362,175 $248,487 $88,191 $73,860 $101,282 $83,353


				34




Financial Highlights
For a share outstanding during the six months ended June 30, 2000, (unaudited) and thoughout each fiscal year ended December 31,

Managers Small Company Fund
2000*

Net Asset Value, Beginning of Period		$10.00

Income from Investment Operations:
Net investment income (loss)				(0.00)
Net realized and unrealized loss on investments		(0.02)

Total from investment operations			(0.02)

Net Asset Value, End of Period	$9.98

Total Return 1	(0.20)%	4

Ratio of net expenses to average net assets 1 		1.30%	2
Ratio of total expenses to average net assets 1 	11.55%	2
Ratio of net investment loss to average net assets	(0.54)%	2
Portfolio turnover	2% 4
Net assets at end of period (000's omitted)		$8,534


* Commencement of operations June 19, 2000.


Managers Special Equity Fund
2000 	1999 	1998 	1997 	1996 	1995

Net Asset Value, Beginning of Period	$91.42 	$61.23 	$61.18
$50.95 		$43.34 		$36.79

Income from Investment Operations:
Net investment income (loss)  	(0.11)	(0.29)	(0.14)	0.08 	(0.00)
(0.07)	3
Net realized and unrealized
gain on investments	11.75 	33.30 	0.26 	12.29 	10.68 	12.28


Total from investment operations	 11.64 	33.01 	0.12 	12.37 	10.68
12.21

Less Distributions to Shareholders from:
Net investment income	---	---	---	(0.07)	---
---
Net realized gain on investments	---	(2.82)	(0.07)	(2.07)	(3.07)
(5.66)

Total distributions to shareholders	---	(2.82)	(0.07)	(2.14)
(3.07)		(5.66)

Net Asset Value, End of Period	$103.06 		$91.42 		$61.23
$61.18 		$50.95 		$43.34

Total Return 1 	12.72%	4 54.11%	0.20%	24.45%	24.75%
33.94%

Ratio of net expenses to average net assets 1 	1.26%	2 	1.31%
1.34%		1.35%		1.43%		1.44%
Ratio of total expenses to average net assets	1 	1.26%	2
1.31%		1.34%		1.36%		N/A		N/A
Ratio of net investment income (loss)
to average net assets	(0.24)%	2 	(0.47)%		(0.26)%
0.17%		(0.10)%		(0.16)%
Portfolio turnover	40%	4 	89%	64%	49%	56%
65%
Net assets at end of period (000's omitted)	$2,154,037
$1,543,150 	$959,939 	$719,707 	$271,433  $118,362


				35




Financial Highlights
For a share outstanding during the six months ended June 30, 2000, (unaudited) and thoughout each fiscal year ended December 31,
Managers International Equity Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $58.71 $48.85 $45.58 $43.69 $39.97
$36.35
Income from Investment Operations:
Net investment income 0.26 0.35 0.54 0.42 0.32 0.31 3
Net realized and unrealized gain (loss) on investments (2.34) 11.96 6.06
4.27 4.76 5.59
Total from investment operations (2.08) 12.31 6.60 4.69 5.08 5.90
Less Distributions to Shareholders from:
Net investment income --- (0.35) (0.37) (0.65) (0.33) (0.13)
Net realized gain on investments --- (2.10) (2.96) (2.15) (1.03) (2.15)
Total distributions to shareholders --- (2.45) (3.33) (2.80) (1.36) (2.28)
Net Asset Value, End of Period $56.63 $58.71 $48.85 $45.58 $43.69 $39.97
Total Return 1 (3.53)% 4 25.28% 14.54% 10.83% 12.77% 16.24%
Ratio of net expenses to average net assets 1 1.40% 2 1.40% 1.41% 1.45% 1.53% 1.58%
Ratio of total expenses to average net assets 1 1.41% 2 1.41% 1.42% 1.45%
N/A N/A
Ratio of net investment income to average net assets 0.87% 2 0.66% 1.05% 0.75% 0.97% 0.80%
Portfolio turnover 46% 4 43% 56% 37% 30% 73%
Net assets at end of period (000's omitted) $702,017 $704,209 $552,826 $386,624 $269,568 $140,488



Managers Emerging Markets Equity Fund
2000 1999 1998*
Net Asset Value, Beginning of Period $14.67 $7.74 $10.00
Income from Investment Operations:
Net investment income (loss) (0.02) 0.03 (0.01)
Net realized and unrealized gain (loss) on investments (1.18) 6.93 (2.25) Total from investment operations (1.20) 6.96 (2.26)
Less Distributions to Shareholders from
Net investment income -- (0.03) --
Net Asset Value, End of Period $13.47 $14.67 $7.74
Total Return 1 	(8.17)% 4 	90.06%	(22.06)%
Ratio of net expenses to average net assets 1 1.87% 2 1.85% 2.54% 2
Ratio of total expenses to average net assets 1 2.44% 2.52% 3.57% 2
Ratio of net investment income (loss) to average net assets 2 (0.29)% 2 0.37% (0.09)% 2
Portfolio turnover 20% 4 119% 89%
Net assets at end of period (000's omitted) $14,484 $12,434 $4,677
* Commencement of operations February 9, 1998.


				36



Financial Highlights
For a share outstanding during the six months ended June 30, 2000, (unaudited) and thoughout each fiscal year ended December 31,
Managers Bond Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $21.45 $22.19 $23.72 $22.83 $23.13
$18.92
Income from Investment Operations:
Net investment income 0.75 1.45 1.46 1.39 1.35 1.44
Net realized and unrealized gain (loss) on investments 0.30 (0.65) (0.69)
0.90 (0.29) 4.23
Total from investment operations 1.05 0.80 0.77 2.29 1.06 5.67
Less Distributions to Shareholders from:
Net investment income (0.76) (1.45) (1.45) (1.40) (1.36) (1.46)
Net realized gain on investments --- (0.09) (0.85) --- --- ---Total distributions to shareholders (0.76) (1.54) (2.30) (1.40) (1.36) (1.46)
Net Asset Value, End of Period $21.74 $21.45 $22.19 $23.72 $22.83 $23.13
Total Return 1 4.97% 4 3.66% 3.34% 10.42% 4.97% 30.91%
Ratio of net expenses to average net assets 1 1.18% 2 1.25% 1.21% 1.27% 1.36% 1.34%
Ratio of total expenses to average net assets 1 1.18% 2 1.26% 1.21% N/A
N/A N/A
Ratio of net investment income to average net assets 6.95% 2 6.52% 6.18% 6.14% 6.13% 6.84%
Portfolio turnover 8% 4 39% 55% 35% 72% 46%
Net assets at end of period (000's omitted) $39,772 $33,389 $42,730 $41,298 $31,819 $26,376


Managers Global Bond Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $19.44 $22.38 $20.93 $21.40 $21.74
$19.10
Income from Investment Operations:
Net investment income 0.31 0.82 0.92 0.97 3 1.21 0.95
Net realized and unrealized gain (loss) on investments (0.89) (3.05) 3.08 (0.93) (0.27) 2.66
Total from investment operations (0.58) (2.23) 4.00 0.04 0.94 3.61
Less Distributions to Shareholders from:
Net investment income --- (0.49) (1.16) (0.17) (0.87) (0.93)
Net realized gain on investments --- (0.22) (1.39) (0.34) (0.41) ---
In excess of net investment income --- --- --- --- (0.04)
Total distributions to shareholders --- (0.71) (2.55) (0.51) (1.28) (0.97)
Net Asset Value, End of Period $18.86 $19.44 $22.38 $20.93 $21.40 $21.74
Total Return 1 (2.98)% 4 (9.97)% 19.27% 0.16% 4.39% 19.08%
Ratio of net expenses to average net assets 1 1.50% 2 1.54% 1.53% 1.63% 1.57% 1.55%
Ratio of total expenses to average net assets 1 1.60% 2 1.54% 1.56% N/A 1.60% 1.69%
Ratio of net investment income to average net assets 3.96% 2 3.77% 4.14% 4.75% 4.98% 5.07%
Portfolio turnover 80% 4 171% 232% 197% 202% 214%
Net assets at end of period (000's omitted) $23,526 $19,073 $22,067 $17,465 $16,852 $18,823


				37



Financial Highlights
For a share outstanding during the six months ended June 30, 2000, (unaudited) and thoughout each fiscal year ended December 31,
Managers Short and Intermediate Bond Fund
2000 1999 1998 1997 1996 1995
Net Asset Value, Beginning of Period $18.90 $19.49 $19.51 $19.45 $19.67
$18.06
Income from Investment Operations:
Net investment income 0.52 1.00 1.02 1.08 1.03 1.28
Net realized and unrealized gain (loss) on investments (0.15) (0.59) 0.00
0.03 (0.24) 1.45
Total from investment operations 0.37 0.41 1.02 1.11 0.79 2.73
Less Distributions to Shareholders from:
Net investment income (0.52) (1.00) (1.04) (1.05) (1.01) (1.09)
Net realized gain on investments --- --- --- --- --- (0.03)
Total distributions to shareholders (0.52) (1.00) (1.04) (1.05) (1.01) (1.12)
Net Asset Value, End of Period $18.75 $18.90 $19.49 $19.51 $19.45 $19.67
Total Return 1 1.99% 4 2.21% 5.36% 5.87% 4.15% 15.57%
Ratio of net expenses to average net assets 1 1.24% 2 1.29% 1.32% 1.40%
1.45% 1.50%
Ratio of total expenses to average net assets 1 1.24% 2 1.29% 1.33% N/A
N/A N/A
Ratio of net investment income to average net assets 5.54% 2 5.20% 5.22% 5.54% 5.43% 6.52%
Portfolio turnover 40% 4 92% 115% 91% 96% 131%
Net assets at end of period (000's omitted) $18,555 $17,866 $18,408
$15,082 $22,380 $25,241

The following notes are being used as referenced items in the Financial Highlights of the Funds presented on pages 34 through 38:

1 See Note 1c of "Notes to Financial Statements."
2 Annualized.
3 Calculated using the average shares outstanding during the year. 4 Not Annualized.





Notes to Financial Statements
June 30, 2000 (unaudited)
(1) Summary of Significant Accounting Policies
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act").
Currently the Trust is comprised of 10 investment series. Included in this report are six equity funds, Managers
Income Equity Fund ("Income Equity"), Managers Capital Appreciation
Fund ("Capital Appreciation"), Managers Small
Company Fund ("Small Company"), Managers Special Equity Fund
("Special Equity"), Managers International Equity
Fund ("International Equity") and Managers Emerging Markets Equity
Fund ("Emerging Markets Equity") (collectively the "Equity Funds") and three fixed-income funds, Managers Bond Fund
("Bond"), Managers Global Bond Fund
("Global Bond") and Managers Short and Intermediate Bond Fund ("Short and Intermediate Bond") (collectively the
"Fixed-Income Funds"), collectively the "Funds."
The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the re-ported amounts of income and expenses during the reporting periods. Actual results could differ from those esti-mates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
(a) Valuation of Investments
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, at last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted sales price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.
Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.
(b) Security Transactions
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
(c) Investment Income and Expenses
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax. Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds in the Trust, and in some cases other funds in the family, based upon their relative average net assets.
Each of the Equity Funds, except Emerging Markets Equity and Small
Company, had certain portfolio trades directed to various brokers who paid a portion of such Fund's expenses. For the six months ended June 30, 2000, under these arrangements the custody expenses were reduced as follows: Income
Equity - $10,112; Capital Appreciation - $28,843;
Special Equity - $30,384; and International Equity - $28,001.
In addition, each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is


					39
credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 2000, under these arrangements the custody expenses were reduced as follows: Income Equity
- $2,585; Capital Appreciation - $6,617; Special Equity - $12,915; International Equity - $124; Emerging Markets Equity -$ 326; Bond - $834; Global Bond - $171; and Short and Intermediate Bond - $99.
The Managers Funds LLC (the "Investment Manager"), a subsidiary of
Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least December 31, 2000, to waive fees and pay or reimburse
Small Company to the extent that the total expenses of the Fund exceed
1.30% of the Fund's average daily net assets. Small Company is obligated to repay the Investment Manager such amount waived, paid or reimbursed in future years provided that the repayment occurs with three
(3) years after the waiver or reimbursement and that such repayment could not cause the Fund's expenses in any such year to exceed 1.30% of the Fund's average daily net assets.
Total returns for the Funds would have been lower had certain expenses not been offset.
(d) Dividends and Distributions
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds, except for Income Equity. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Income Equity and monthly for Bond and Short and Intermediate Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.
(e) Organization Costs (Emerging Markets Equity only)
Organization and registration related costs of $10,588 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on February 9, 1998.
(f) Federal Taxes
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies.
(g) Capital Loss Carryovers
As of December 31, 1999, Short and Intermediate Bond and Global Bond had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2007.
Capital Loss
Fund Carryover Amount Expires Dec. 31,
Short and Intermediate Bond $2,344,832 2002
7,662,253 2003
70,508 2004
179,401 2005
212,653 2007
Global Bond 151,705 2007
(h) Capital Stock
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value.
Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

				40



Notes to Financial Statements (continued)



At June 30, 2000, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Income Equity- 1 owns 22%; Capital Appreciation- 1 owns 32%; Special Equity- 1 owns 39%; International Equity- 2 own 37%; Emerging Markets Equity- 1 owns 27%; Bond- 2 own 35%; and Global
Bond- 1 owns 22%.
(i) Repurchase Agreements
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(j) Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign ex-change rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. In addition, the Funds do not isolate that portion of the results of operation resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
(2) Agreements and Transactions with Affiliates
The Trust entered into a Fund Management Agreement under which the
Investment Manager, provides or oversees investment advisory and management services to the Funds. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio
Management Agreements with the Investment Manager and the Fund.
Certain Trustees and Officers of the Funds are Officers of the Investment Manager and of AMG. Investment advisory and management fees are paid directly by each Fund to The Managers Funds LLC based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2000, were as follows:
Investment Advisory
Fund 			and Management Fee
Income Equity 			0.75%
Capital Appreciation 		0.80%
Small Company 			0.90%
Special Equity 			0.90%
International Equity 		0.90%
Emerging Markets Equity 	1.15%*
Bond 0.625%
Global Bond 0.70%
Short and Intermediate Bond 0.50%
*For the six months ended June 30, 2000, the Investment Manager voluntarily waived its portion of the investment

					41

Notes to Financial Statements (continued)

advisory and management fee, amounting to $28,017, or 0.40% on an annualized basis.
The Trust entered into a Administration and Shareholder Servicing
Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 2000, each of the Funds, except Emerging Markets Equity and Global Bond, paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. The Administrator waived its entire administration fee from January 1, 2000 through April 30, 2000, amounting to $11,743. Effective May 1, 2000, Emerging Markets Equity paid a fee to the Administrator at a rate of 0.25% per annum of the Fund's average daily net assets. Global Bond paid a fee to the Administrator at the rate of 0.20% per annum of the Fund's average daily net assets. Rexiter Capital Management Ltd., the portfolio manager for Emerging Markets Equity, is an affiliate of the Fund's custodian and transfer agent, and pursuant to its Portfolio Management Agreement, is entitled to receive a fee from the Investment Manager not to exceed 0.75% of the average daily net assets. The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $16,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust.
(3) Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2000, were as follows:
Long-Term Securities U.S. Government Securities
Fund Purchases Sales Purchases Sales
Income Equity $ 52,173,673 $ 46,408,378 N/A N/A
Capital Appreciation 492,213,675 362,809,638 N/A N/A
Small Company 5,484,774 40,935 N/A N/A
Special Equity 1,018,418,298 680,860,000 N/A N/A
International Equity 312,646,635 299,497,202 N/A N/A
Emerging Markets Equity 6,155,353 2,627,381 N/A N/A
Bond 7,582,112 2,650,407 N/A $ 445,781
Global Bond 16,518,101 13,714,103 $4,241,663 1,819,757
Short and Intermediate Bond 7,014,288 6,918,502 4,495,213 4,219,917
(4) Portfolio Securities Loaned
The Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. The custodian invests collateral received in the form of cash temporarily in money market funds. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.
(5) Risks Associated with Collateral Mortgage Obligations ("CMOs")
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instru-ments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are re-ceived, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

				42



Notes to Financial Statements (continued)

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.
(6) Forward Commitments
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.
(7) Forward Foreign Currency Contracts
During the six months ended June 30, 2000, International Equity and
Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.
A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.
The Funds, except Income Equity, Capital Appreciation, Small Company and Special Equity may invest in non-U.S.
dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts at June 30, 2000, were as follows:

International Equity
Foreign Currency	Settlement Date		Current Value
(in U.S. Dollars)		Unrealized Gain/Loss (in U.S. Dollars)
Sell Contracts
(Receivable Amount $34,312,629)			08/22/00
 $35,125,799 				 $(813,170)

Global Bond
Foreign Currency		Settlement Date		Current Value
(in U.S. Dollars)		Unrealized Gain/Loss (in U.S. Dollars)

Buy Contracts
British Pound	07/25/00	 $246,771 	 $(4)
euro	07/25/00	3,022,017 		(7,865)
Japanese Yen	07/25/00	3,921,065 		47,053
Total Buy Contracts
(Payable Amount $7,150,669)	 $7,189,853 	 $39,184

Sell Contracts
Canadian Dollar		07/25/00	 $74,209 	 $(249)
Danish Krone	07/25/00	42,065 			(2,091)
euro	07/25/00	1,594,057 		(38,595)
Japanese Yen	07/25/00	1,427,822 	(5,596)
Norwegian Krone	07/25/00	209,759 		(9,759)

Total Sell Contracts
(Receivable Amount $3,291,622)		 $3,347,912 	 $(56,290)

We pick the talent. You reap the results.
www.managersfunds.com
Investment Manager,
Administrator and Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109-2881
Transfer Agent
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682
For ManagersChoice Only
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406-0897
(800) 358-7668
Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
* Interested Person.
The Managers Funds
Equity Funds:
INCOME EQUITY FUND
Armstrong Shaw Associates Inc.
Chartwell Investment Partners, L.P.
CAPITAL APPRECIATION FUND
Essex Investment Management Company, LLC
Roxbury Capital Management, LLC
SMALL COMPANY
Kalmar Investment Advisers, Inc.
HLM Management Co., Inc.
SPECIAL EQUITY FUND
Goldman Sachs Asset Management
Pilgrim Baxter & Associates, Ltd.
Westport Asset Management, Inc.
Kern Capital Management LLC
INTERNATIONAL EQUITY FUND
Scudder Kemper Investments, Inc.
Lazard Asset Management
Mastholm Asset Management, L.L.C.
EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited
Income Funds:
MONEY MARKET FUND
J.P. Morgan Investment Management Inc.
SHORT AND INTERMEDIATE BOND FUND
Standish, Ayer & Wood, Inc.
BOND FUND
Loomis, Sayles & Company, L.P.
GLOBAL BOND FUND
Rogge Global Partners, plc.
This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.